Shareholder Report	12 Months Ended	29 Months Ended		30 Months Ended		31 Months Ended	34 Months Ended	50 Months Ended	55 Months Ended	56 Months Ended	70 Months Ended	74 Months Ended	85 Months Ended	89 Months Ended	92 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Artisan Partners Funds Inc.
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000156279
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Advisor Shares
Trading Symbol	APDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$137	1.13%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Developing World Fund returned 42.86%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Developing World Fund.

• Top contributors within the portfolio included NVIDIA, MakeMyTrip, Sea, Adyen and MercadoLibre.

• Bottom contributors within the portfolio included Wuxi Biologics, JD Health, Bilibili, Estee Lauder and Airbnb.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $636,147	MSCI Emerging Markets Index: $382,463
Jun 15	$250,000	$250,000
Sep 15	$209,750	$208,071
Sep 16	$263,500	$242,992
Sep 17	$323,949	$297,567
Sep 18	$291,981	$295,151
Sep 19	$352,112	$289,200
Sep 20	$603,099	$319,678
Sep 21	$701,702	$377,873
Sep 22	$362,637	$271,637
Sep 23	$445,303	$303,417
Sep 24	$636,147	$382,463

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception June 29, 2015)	42.86%	12.56%	10.62%
MSCI Emerging Markets Index	26.05	5.75	4.70

Performance Inception Date																			Jun. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000
Holdings Count | Holding	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 32,368,000
InvestmentCompanyPortfolioTurnover	60.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$3,607,715
  Number of Portfolio Holdings33
  Total Investment Advisory Fees (net of waivers and reimbursements)$32,368
  Portfolio Turnover Rate60.10%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	9/30/2024
Developed Markets	55.3%
Emerging Asia	32.6%
Latin America	9.3%

C000156280
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Institutional Shares
Trading Symbol	APHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.05%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Developing World Fund returned 43.00%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Developing World Fund.

• Top contributors within the portfolio included NVIDIA, MakeMyTrip, Sea, Adyen and MercadoLibre.

• Bottom contributors within the portfolio included Wuxi Biologics, JD Health, Bilibili, Estee Lauder and Airbnb.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,566,576	MSCI Emerging Markets Index: $1,529,853
Jun 15	$1,000,000	$1,000,000
Sep 15	$839,000	$832,284
Sep 16	$1,056,000	$971,970
Sep 17	$1,298,823	$1,190,269
Sep 18	$1,171,492	$1,180,606
Sep 19	$1,414,063	$1,156,799
Sep 20	$2,424,408	$1,278,712
Sep 21	$2,823,545	$1,511,492
Sep 22	$1,460,667	$1,086,548
Sep 23	$1,794,817	$1,213,667
Sep 24	$2,566,576	$1,529,853

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares - (Inception June 29, 2015)	43.00%	12.66%	10.72%
MSCI Emerging Markets Index	26.05	5.75	4.70

Performance Inception Date																			Jun. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000
Holdings Count | Holding	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 32,368,000
InvestmentCompanyPortfolioTurnover	60.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$3,607,715
  Number of Portfolio Holdings33
  Total Investment Advisory Fees (net of waivers and reimbursements)$32,368
  Portfolio Turnover Rate60.10%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	9/30/2024
Developed Markets	55.3%
Emerging Asia	32.6%
Latin America	9.3%

C000156278
Shareholder Report [Line Items]
Fund Name	Artisan Developing World Fund
Class Name	Investor Shares
Trading Symbol	ARTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.31%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Developing World Fund returned 42.59%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Developing World Fund.

• Top contributors within the portfolio included NVIDIA, MakeMyTrip, Sea, Adyen and MercadoLibre.

• Bottom contributors within the portfolio included Wuxi Biologics, JD Health, Bilibili, Estee Lauder and Airbnb.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $25,037	MSCI Emerging Markets Index: $15,299
Jun 15	$10,000	$10,000
Sep 15	$8,390	$8,323
Sep 16	$10,510	$9,720
Sep 17	$12,896	$11,903
Sep 18	$11,608	$11,806
Sep 19	$13,968	$11,568
Sep 20	$23,894	$12,787
Sep 21	$27,752	$15,115
Sep 22	$14,323	$10,865
Sep 23	$17,559	$12,137
Sep 24	$25,037	$15,299

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares - (Inception June 29, 2015)	42.59%	12.38%	10.43%
MSCI Emerging Markets Index	26.05	5.75	4.70

Performance Inception Date																			Jun. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000	$ 3,607,715,000
Holdings Count | Holding	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 32,368,000
InvestmentCompanyPortfolioTurnover	60.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$3,607,715
  Number of Portfolio Holdings33
  Total Investment Advisory Fees (net of waivers and reimbursements)$32,368
  Portfolio Turnover Rate60.10%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	9/30/2024
Developed Markets	55.3%
Emerging Asia	32.6%
Latin America	9.3%

C000233918
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 14.61%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 18.60% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Peruvian rates and currency, Bahamian sovereign credit, and Surinamese sovereign credit.

• Bottom contributors within the portfolio included exposures to Brazilian rates and currency, Paraguayan corporate credit, and Zambian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $327,209	JPM EMBI Global Diversified Index: $279,642	JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $283,164
Apr 22	$250,000	$250,000	$250,000
Jun 22	$241,458	$224,579	$231,160
Sep 22	$245,559	$214,321	$221,547
Dec 22	$266,502	$231,697	$238,011
Mar 23	$274,798	$236,013	$246,602
Jun 23	$287,427	$241,171	$251,897
Sep 23	$285,492	$235,786	$246,241
Dec 23	$300,909	$257,395	$265,215
Mar 24	$311,895	$262,634	$265,262
Jun 24	$310,919	$263,430	$264,281
Sep 24	$327,209	$279,642	$283,164

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception April 7, 2022)	14.61%	11.45%
JPM EMBI Global Diversified Index	18.60	4.62
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	14.99	5.15

Performance Inception Date				Apr. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000
Holdings Count | Holding	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200
Advisory Fees Paid, Amount	$ 52,000
InvestmentCompanyPortfolioTurnover	101.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$75,589 Number of Portfolio Holdings200 Total Investment Advisory Fees (net of waivers and reimbursements)$52 Portfolio Turnover Rate101.04%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	58.1%
Corporate Bonds	18.1%
Bank Loans	2.6%
Other assets less liabilitiesFootnote Reference(1)	21.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000233919
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Emerging Markets Debt Opportunities Fund returned 14.68%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 18.60% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Peruvian rates and currency, Bahamian sovereign credit, and Surinamese sovereign credit.

• Bottom contributors within the portfolio included exposures to Brazilian rates and currency, Paraguayan corporate credit, and Zambian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,312,667	JPM EMBI Global Diversified Index: $1,118,570	JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $1,132,655
Apr 22	$1,000,000	$1,000,000	$1,000,000
Jun 22	$965,944	$898,314	$924,639
Sep 22	$983,508	$857,285	$886,190
Dec 22	$1,066,390	$926,789	$952,045
Mar 23	$1,099,885	$944,052	$986,408
Jun 23	$1,152,126	$964,684	$1,007,588
Sep 23	$1,144,656	$943,142	$984,963
Dec 23	$1,206,700	$1,029,581	$1,060,862
Mar 24	$1,250,845	$1,050,538	$1,061,047
Jun 24	$1,247,211	$1,053,722	$1,057,125
Sep 24	$1,312,667	$1,118,570	$1,132,655

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception April 7, 2022)	14.68%	11.58%
JPM EMBI Global Diversified Index	18.60	4.62
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	14.99	5.15

Performance Inception Date				Apr. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000
Holdings Count | Holding	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200
Advisory Fees Paid, Amount	$ 52,000
InvestmentCompanyPortfolioTurnover	101.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$75,589 Number of Portfolio Holdings200 Total Investment Advisory Fees (net of waivers and reimbursements)$52 Portfolio Turnover Rate101.04%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	58.1%
Corporate Bonds	18.1%
Bank Loans	2.6%
Other assets less liabilitiesFootnote Reference(1)	21.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000233920
Shareholder Report [Line Items]
Fund Name	Artisan Emerging Markets Debt Opportunities Fund
Class Name	Investor Shares
Trading Symbol	APFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.28%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 14.60%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 18.60% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Peruvian rates and currency, Bahamian sovereign credit, and Surinamese sovereign credit.

• Bottom contributors within the portfolio included exposures to Brazilian rates and currency, Paraguayan corporate credit, and Zambian sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $13,066	JPM EMBI Global Diversified Index: $11,186	JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $11,327
Apr 22	$10,000	$10,000	$10,000
Jun 22	$9,656	$8,983	$9,246
Sep 22	$9,828	$8,573	$8,862
Dec 22	$10,653	$9,268	$9,520
Mar 23	$10,982	$9,441	$9,864
Jun 23	$11,494	$9,647	$10,076
Sep 23	$11,401	$9,431	$9,850
Dec 23	$12,025	$10,296	$10,609
Mar 24	$12,461	$10,505	$10,610
Jun 24	$12,419	$10,537	$10,571
Sep 24	$13,066	$11,186	$11,327

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares - (Inception April 7, 2022)	14.60%	11.38%
JPM EMBI Global Diversified Index	18.60	4.62
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	14.99	5.15

Performance Inception Date				Apr. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000	$ 75,589,000
Holdings Count | Holding	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200	200
Advisory Fees Paid, Amount	$ 52,000
InvestmentCompanyPortfolioTurnover	101.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$75,589 Number of Portfolio Holdings200 Total Investment Advisory Fees (net of waivers and reimbursements)$52 Portfolio Turnover Rate101.04%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	58.1%
Corporate Bonds	18.1%
Bank Loans	2.6%
Other assets less liabilitiesFootnote Reference(1)	21.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000232416
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Advisor Shares
Trading Symbol	APDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Floating Rate Fund returned 8.09%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, discount margins for the Credit Suisse Leveraged Loan index tightened 53bps while the average price on the index rose from 94.8 to 95.6. The loan index gained 9.7% during the period, with positive monthly returns for 16 months consecutively through September 2024.

• By credit quality, lower-rated credit outperformed as CCC/Split CCC rated loans gained 14.2% while B rated loans returned 10.0%. Loan performance continues to compare favorably versus fixed rate alternatives, as the loan index outperformed the ICE BofA US High Yield bond index by over 3.2% annualized over the past three years, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, Edelman Financial Engines Center LLC, and Ultimate Software Group Inc.

• Bottom contributors within the portfolio included Matrix Parent Inc, SIRVA Worldwide Inc, Employbridge LLC, Hearthside Food Solutions LLC, and Aretec Group Inc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $293,115	ICE BofA US Broad Market Index: $238,756	Credit Suisse Leveraged Loan Total Return Index: $299,907
Dec 21	$249,250	$249,232	$251,506
Mar 22	$247,127	$234,166	$251,254
Jun 22	$236,612	$223,495	$240,319
Sep 22	$239,786	$212,643	$243,176
Dec 22	$244,476	$216,413	$248,848
Mar 23	$252,536	$222,855	$256,590
Jun 23	$260,108	$221,034	$264,591
Sep 23	$271,180	$213,992	$273,509
Dec 23	$277,952	$228,065	$281,306
Mar 24	$283,998	$226,546	$288,425
Jun 24	$286,722	$227,032	$293,802
Sep 24	$293,115	$238,756	$299,907

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception December 1, 2021)	8.09%	5.78%
ICE BofA US Broad Market Index	11.57	-1.61
Credit Suisse Leveraged Loan Total Return Index	9.65	6.64

Performance Inception Date							Dec. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000
Holdings Count | Holding	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	72.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$72,815 Number of Portfolio Holdings90 Total Investment Advisory Fees (net of waivers and reimbursements)$249 Portfolio Turnover Rate72.77%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Bank Loans	87.6%
Corporate Bonds	2.8%
Preferred Stock	0.3%
Common Stocks	0.2%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	9.1%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000232414
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	APHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Floating Rate Fund returned 8.15%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, discount margins for the Credit Suisse Leveraged Loan index tightened 53bps while the average price on the index rose from 94.8 to 95.6. The loan index gained 9.7% during the period, with positive monthly returns for 16 months consecutively through September 2024.

• By credit quality, lower-rated credit outperformed as CCC/Split CCC rated loans gained 14.2% while B rated loans returned 10.0%. Loan performance continues to compare favorably versus fixed rate alternatives, as the loan index outperformed the ICE BofA US High Yield bond index by over 3.2% annualized over the past three years, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, Edelman Financial Engines Center LLC, and Ultimate Software Group Inc.

• Bottom contributors within the portfolio included Matrix Parent Inc, SIRVA Worldwide Inc, Employbridge LLC, Hearthside Food Solutions LLC, and Aretec Group Inc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,173,886	ICE BofA US Broad Market Index: $955,025	Credit Suisse Leveraged Loan Total Return Index: $1,199,628
Dec 21	$997,000	$996,929	$1,006,023
Mar 22	$988,430	$936,664	$1,005,017
Jun 22	$946,496	$893,979	$961,275
Sep 22	$959,322	$850,573	$972,704
Dec 22	$978,211	$865,652	$995,392
Mar 23	$1,010,588	$891,419	$1,026,359
Jun 23	$1,041,017	$884,136	$1,058,365
Sep 23	$1,085,472	$855,967	$1,094,034
Dec 23	$1,111,587	$912,261	$1,125,224
Mar 24	$1,137,084	$906,184	$1,153,699
Jun 24	$1,148,138	$908,126	$1,175,208
Sep 24	$1,173,886	$955,025	$1,199,628

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception December 1, 2021)	8.15%	5.83%
ICE BofA US Broad Market Index	11.57	-1.61
Credit Suisse Leveraged Loan Total Return Index	9.65	6.64

Performance Inception Date							Dec. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000
Holdings Count | Holding	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	72.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$72,815 Number of Portfolio Holdings90 Total Investment Advisory Fees (net of waivers and reimbursements)$249 Portfolio Turnover Rate72.77%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Bank Loans	87.6%
Corporate Bonds	2.8%
Preferred Stock	0.3%
Common Stocks	0.2%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	9.1%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000232415
Shareholder Report [Line Items]
Fund Name	Artisan Floating Rate Fund
Class Name	Investor Shares
Trading Symbol	ARTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Floating Rate Fund returned 8.09%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, discount margins for the Credit Suisse Leveraged Loan index tightened 53bps while the average price on the index rose from 94.8 to 95.6. The loan index gained 9.7% during the period, with positive monthly returns for 16 months consecutively through September 2024.

• By credit quality, lower-rated credit outperformed as CCC/Split CCC rated loans gained 14.2% while B rated loans returned 10.0%. Loan performance continues to compare favorably versus fixed rate alternatives, as the loan index outperformed the ICE BofA US High Yield bond index by over 3.2% annualized over the past three years, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, Edelman Financial Engines Center LLC, and Ultimate Software Group Inc.

• Bottom contributors within the portfolio included Matrix Parent Inc, SIRVA Worldwide Inc, Employbridge LLC, Hearthside Food Solutions LLC, and Aretec Group Inc.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $11,702	ICE BofA US Broad Market Index: $9,550	Credit Suisse Leveraged Loan Total Return Index: $11,996
Dec 21	$9,970	$9,969	$10,060
Mar 22	$9,882	$9,367	$10,050
Jun 22	$9,459	$8,940	$9,613
Sep 22	$9,583	$8,506	$9,727
Dec 22	$9,768	$8,657	$9,954
Mar 23	$10,088	$8,914	$10,264
Jun 23	$10,388	$8,841	$10,584
Sep 23	$10,827	$8,560	$10,940
Dec 23	$11,094	$9,123	$11,252
Mar 24	$11,332	$9,062	$11,537
Jun 24	$11,450	$9,081	$11,752
Sep 24	$11,702	$9,550	$11,996

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares - (Inception December 1, 2021)	8.09%	5.71%
ICE BofA US Broad Market Index	11.57	-1.61
Credit Suisse Leveraged Loan Total Return Index	9.65	6.64

Performance Inception Date							Dec. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000	$ 72,815,000
Holdings Count | Holding	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 249,000
InvestmentCompanyPortfolioTurnover	72.77%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$72,815 Number of Portfolio Holdings90 Total Investment Advisory Fees (net of waivers and reimbursements)$249 Portfolio Turnover Rate72.77%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Bank Loans	87.6%
Corporate Bonds	2.8%
Preferred Stock	0.3%
Common Stocks	0.2%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	9.1%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000200633
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Advisor Shares
Trading Symbol	APDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$139	1.14%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Focus Fund returned 43.95%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Focus Fund.

• Top contributors within the portfolio included: Microsoft, NVIDIA, General Electric, Taiwan Semiconductor Manufacturing Co and TransDigm Group.

• Bottom contributors within the portfolio included: Western Digital, HubSpot, Old Dominion Freight Line, Cognex and Bio-Techne.

• The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

*For options, exposures have been delta-adjusted to determine contribution to return.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $559,052	S&P 500® Index: $567,936
Jul 18	$250,000	$250,000
Sep 18	$260,311	$259,616
Sep 19	$292,816	$270,659
Sep 20	$357,173	$311,662
Sep 21	$449,474	$405,176
Sep 22	$356,866	$342,487
Sep 23	$388,374	$416,524
Sep 24	$559,052	$567,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception July 31, 2018)	43.95%	13.81%	13.94%
S&P 500® Index	36.35	15.98	14.23

Performance Inception Date												Jul. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000
Holdings Count | Holding	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72
Advisory Fees Paid, Amount	$ 9,989,000
InvestmentCompanyPortfolioTurnover	401.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,161,002
  Number of Portfolio Holdings72
  Total Investment Advisory Fees (net of waivers and reimbursements)$9,989
  Portfolio Turnover Rate401.50%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	95.4%
Options Purchased	3.4%
Other assets less liabilitiesFootnote Reference(1)	1.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000200634
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Institutional Shares
Trading Symbol	APHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$129	1.05%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Focus Fund returned 44.08%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Focus Fund.

• Top contributors within the portfolio included: Microsoft, NVIDIA, General Electric, Taiwan Semiconductor Manufacturing Co and TransDigm Group.

• Bottom contributors within the portfolio included: Western Digital, HubSpot, Old Dominion Freight Line, Cognex and Bio-Techne.

• The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

*For options, exposures have been delta-adjusted to determine contribution to return.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,762,888	S&P 500® Index: $1,910,713
Feb 20	$1,000,000	$1,000,000
Sep 20	$1,122,786	$1,048,526
Sep 21	$1,413,881	$1,363,138
Sep 22	$1,123,126	$1,152,232
Sep 23	$1,223,530	$1,401,314
Sep 24	$1,762,888	$1,910,713

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception February 3, 2020)	44.08%	12.94%
S&P 500® Index	36.35	14.91

Performance Inception Date										Feb. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000
Holdings Count | Holding	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72
Advisory Fees Paid, Amount	$ 9,989,000
InvestmentCompanyPortfolioTurnover	401.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,161,002
  Number of Portfolio Holdings72
  Total Investment Advisory Fees (net of waivers and reimbursements)$9,989
  Portfolio Turnover Rate401.50%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	95.4%
Options Purchased	3.4%
Other assets less liabilitiesFootnote Reference(1)	1.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000179292
Shareholder Report [Line Items]
Fund Name	Artisan Focus Fund
Class Name	Investor Shares
Trading Symbol	ARTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.29%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Focus Fund returned 43.76%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Focus Fund.

• Top contributors within the portfolio included: Microsoft, NVIDIA, General Electric, Taiwan Semiconductor Manufacturing Co and TransDigm Group.

• Bottom contributors within the portfolio included: Western Digital, HubSpot, Old Dominion Freight Line, Cognex and Bio-Techne.

• The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

*For options, exposures have been delta-adjusted to determine contribution to return.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $33,707	S&P 500® Index: $27,619
Apr 17	$10,000	$10,000
Sep 17	$11,800	$10,708
Sep 18	$15,849	$12,625
Sep 19	$17,806	$13,162
Sep 20	$21,681	$15,156
Sep 21	$27,253	$19,704
Sep 22	$21,596	$16,656
Sep 23	$23,447	$20,256
Sep 24	$33,707	$27,619

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares - (Inception April 24, 2017)	43.76%	13.61%	17.75%
S&P 500® Index	36.35	15.98	14.64

Performance Inception Date														Apr. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000	$ 1,161,002,000
Holdings Count | Holding	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72
Advisory Fees Paid, Amount	$ 9,989,000
InvestmentCompanyPortfolioTurnover	401.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,161,002
  Number of Portfolio Holdings72
  Total Investment Advisory Fees (net of waivers and reimbursements)$9,989
  Portfolio Turnover Rate401.50%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	95.4%
Options Purchased	3.4%
Other assets less liabilitiesFootnote Reference(1)	1.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective March 6, 2024, a voluntary expense limit was put in place at 1.50% of average daily net assets. Effective May 31, 2024, the expense limit became contractual. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000217727
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Advisor Shares
Trading Symbol	APDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$146	1.30%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Discovery Fund returned 24.85%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Discovery Fund.

• Top contributors within the portfolio included Spotify, Tyler Technologies, Advanced Micro Devices, Guidewire and Monolithic Power.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, Veeva Systems, Workiva and Sartorius.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $380,540	MSCI ACWI Index: $411,092	MSCI ACWI Small Mid Index: $363,556
Feb 20	$250,000	$250,000	$250,000
Sep 20	$307,654	$255,451	$243,680
Sep 21	$393,713	$325,536	$331,865
Sep 22	$260,679	$258,281	$250,772
Sep 23	$304,800	$312,010	$289,570
Sep 24	$380,540	$411,092	$363,556

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception February 3, 2020)	24.85%	9.44%
MSCI ACWI Index	31.76	11.27
MSCI ACWI Small Mid Index	25.55	8.37

Performance Inception Date										Feb. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000
Holdings Count | Holding	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 2,174,000
InvestmentCompanyPortfolioTurnover	58.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$243,395 Number of Portfolio Holdings64 Total Investment Advisory Fees (net of waivers and reimbursements)$2,174 Portfolio Turnover Rate58.22%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	57.4%
Europe	31.4%
Emerging Markets	0.9%
Pacific Basin	4.4%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000191853
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Institutional Shares
Trading Symbol	APHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.09%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Discovery Fund returned 25.06%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Discovery Fund.

• Top contributors within the portfolio included Spotify, Tyler Technologies, Advanced Micro Devices, Guidewire and Monolithic Power.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, Veeva Systems, Workiva and Sartorius.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,535,365	MSCI ACWI Index: $1,644,366	MSCI ACWI Small Mid Index: $1,454,224
Feb 20	$1,000,000	$1,000,000	$1,000,000
Sep 20	$1,230,615	$1,021,805	$974,721
Sep 21	$1,578,926	$1,302,143	$1,327,460
Sep 22	$1,047,614	$1,033,126	$1,003,089
Sep 23	$1,227,703	$1,248,042	$1,158,279
Sep 24	$1,535,365	$1,644,366	$1,454,224

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception February 3, 2020)	25.06%	9.64%
MSCI ACWI Index	31.76	11.27
MSCI ACWI Small Mid Index	25.55	8.37

Performance Inception Date										Feb. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000
Holdings Count | Holding	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 2,174,000
InvestmentCompanyPortfolioTurnover	58.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$243,395 Number of Portfolio Holdings64 Total Investment Advisory Fees (net of waivers and reimbursements)$2,174 Portfolio Turnover Rate58.22%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	57.4%
Europe	31.4%
Emerging Markets	0.9%
Pacific Basin	4.4%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000191852
Shareholder Report [Line Items]
Fund Name	Artisan Global Discovery Fund
Class Name	Investor Shares
Trading Symbol	APFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$157	1.40%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Discovery Fund returned 24.68%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Discovery Fund.

• Top contributors within the portfolio included Spotify, Tyler Technologies, Advanced Micro Devices, Guidewire and Monolithic Power.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, Veeva Systems, Workiva and Sartorius.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $22,815	MSCI ACWI Index: $20,480	MSCI ACWI Small Mid Index: $17,082
Aug 17	$10,000	$10,000	$10,000
Sep 17	$10,320	$10,354	$10,475
Sep 18	$12,477	$11,366	$11,340
Sep 19	$13,473	$11,523	$10,999
Sep 20	$18,514	$12,726	$11,450
Sep 21	$23,685	$16,218	$15,593
Sep 22	$15,664	$12,867	$11,783
Sep 23	$18,299	$15,544	$13,606
Sep 24	$22,815	$20,480	$17,082

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares - (Inception August 21, 2017)	24.68%	11.11%	12.30%
MSCI ACWI Index	31.76	12.19	10.61
MSCI ACWI Small Mid Index	25.55	9.20	7.82

Performance Inception Date													Aug. 21, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000	$ 243,395,000
Holdings Count | Holding	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64	64
Advisory Fees Paid, Amount	$ 2,174,000
InvestmentCompanyPortfolioTurnover	58.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$243,395 Number of Portfolio Holdings64 Total Investment Advisory Fees (net of waivers and reimbursements)$2,174 Portfolio Turnover Rate58.22%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	57.4%
Europe	31.4%
Emerging Markets	0.9%
Pacific Basin	4.4%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000221236
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Equity Fund returned 31.20%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Equity Fund.

• Top contributors within the portfolio included Natera, Meta, Amazon, General Electric and Netflix.

• Bottom contributors within the portfolio included Temenos, Melrose Industries, Estee Lauder, CoStar Group and Mitra Adiperkasa.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $318,481	MSCI ACWI Index: $404,213
Aug 20	$250,000	$250,000
Sep 20	$252,521	$251,177
Sep 21	$302,110	$320,089
Sep 22	$207,000	$253,960
Sep 23	$242,736	$306,790
Sep 24	$318,481	$404,213

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception August 5, 2020)	31.20%	6.00%
MSCI ACWI Index	31.76	12.26

Performance Inception Date								Aug. 05, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000
Holdings Count | Holding	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67
Advisory Fees Paid, Amount	$ 1,528,000
InvestmentCompanyPortfolioTurnover	136.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$181,496 Number of Portfolio Holdings67 Total Investment Advisory Fees (net of waivers and reimbursements)$1,528 Portfolio Turnover Rate136.55%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	51.7%
Americas	37.5%
Emerging Markets	4.2%
Pacific Basin	4.3%

C000161820
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Equity Fund returned 31.47%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Equity Fund.

• Top contributors within the portfolio included Natera, Meta, Amazon, General Electric and Netflix.

• Bottom contributors within the portfolio included Temenos, Melrose Industries, Estee Lauder, CoStar Group and Mitra Adiperkasa.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,377,175	MSCI ACWI Index: $2,471,796
Oct 15	$1,000,000	$1,000,000
Sep 16	$1,030,109	$1,053,250
Sep 17	$1,223,563	$1,249,661
Sep 18	$1,428,321	$1,371,809
Sep 19	$1,529,688	$1,390,731
Sep 20	$1,868,765	$1,535,967
Sep 21	$2,240,797	$1,957,369
Sep 22	$1,538,633	$1,552,985
Sep 23	$1,808,162	$1,876,045
Sep 24	$2,377,175	$2,471,796

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares - (Inception October 15, 2015)	31.47%	9.22%	10.14%
MSCI ACWI Index	31.76	12.19	10.63

Performance Inception Date																		Oct. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000
Holdings Count | Holding	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67
Advisory Fees Paid, Amount	$ 1,528,000
InvestmentCompanyPortfolioTurnover	136.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$181,496 Number of Portfolio Holdings67 Total Investment Advisory Fees (net of waivers and reimbursements)$1,528 Portfolio Turnover Rate136.55%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	51.7%
Americas	37.5%
Emerging Markets	4.2%
Pacific Basin	4.3%

C000086273
Shareholder Report [Line Items]
Fund Name	Artisan Global Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$156	1.35%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Equity Fund returned 31.12%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Equity Fund.

• Top contributors within the portfolio included Natera, Meta, Amazon, General Electric and Netflix.

• Bottom contributors within the portfolio included Temenos, Melrose Industries, Estee Lauder, CoStar Group and Mitra Adiperkasa.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $24,364	MSCI ACWI Index: $24,526
Sep 14	$10,000	$10,000
Sep 15	$10,020	$9,334
Sep 16	$10,761	$10,451
Sep 17	$12,752	$12,399
Sep 18	$14,840	$13,611
Sep 19	$15,864	$13,799
Sep 20	$19,337	$15,240
Sep 21	$23,146	$19,421
Sep 22	$15,860	$15,409
Sep 23	$18,581	$18,615
Sep 24	$24,364	$24,526

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	31.12%	8.96%	9.31%
MSCI ACWI Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000	$ 181,496,000
Holdings Count | Holding	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67	67
Advisory Fees Paid, Amount	$ 1,528,000
InvestmentCompanyPortfolioTurnover	136.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$181,496 Number of Portfolio Holdings67 Total Investment Advisory Fees (net of waivers and reimbursements)$1,528 Portfolio Turnover Rate136.55%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	51.7%
Americas	37.5%
Emerging Markets	4.2%
Pacific Basin	4.3%

C000141340
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	APDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$122	1.05%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Opportunities Fund returned 32.28%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio included Advanced Micro Devices, Netflix, Boston Scientific, Taiwan Semiconductor Manufacturing Co and Novo Nordisk.

• Bottom contributors within the portfolio included ON Semiconductor, Veeva Systems, Atlassian, West Pharmaceutical Services and CNH Industrial.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $700,267	MSCI ACWI Index: $597,107
Apr 15	$250,000	$250,000
Sep 15	$239,692	$227,258
Sep 16	$286,123	$254,432
Sep 17	$339,142	$301,878
Sep 18	$380,941	$331,385
Sep 19	$400,085	$335,956
Sep 20	$554,193	$371,041
Sep 21	$665,404	$472,838
Sep 22	$458,949	$375,152
Sep 23	$529,370	$453,192
Sep 24	$700,267	$597,107

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	32.28%	11.85%	11.45%
MSCI ACWI Index	31.76	12.19	9.60

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000
Holdings Count | Holding	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 23,084,000
InvestmentCompanyPortfolioTurnover	52.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,557,004
  Number of Portfolio Holdings48
  Total Investment Advisory Fees (net of waivers and reimbursements)$23,084
  Portfolio Turnover Rate52.39%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	56.7%
Europe	22.3%
Emerging Markets	8.7%
Pacific Basin	8.4%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000103057
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	APHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	0.94%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Opportunities Fund returned 32.45%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio included Advanced Micro Devices, Netflix, Boston Scientific, Taiwan Semiconductor Manufacturing Co and Novo Nordisk.

• Bottom contributors within the portfolio included ON Semiconductor, Veeva Systems, Atlassian, West Pharmaceutical Services and CNH Industrial.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,943,933	MSCI ACWI Index: $2,452,576
Sep 14	$1,000,000	$1,000,000
Sep 15	$997,738	$933,447
Sep 16	$1,193,274	$1,045,061
Sep 17	$1,415,257	$1,239,945
Sep 18	$1,591,870	$1,361,143
Sep 19	$1,673,176	$1,379,918
Sep 20	$2,320,207	$1,524,025
Sep 21	$2,788,950	$1,942,150
Sep 22	$1,925,308	$1,540,910
Sep 23	$2,222,638	$1,861,458
Sep 24	$2,943,933	$2,452,576

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	32.45%	11.96%	11.40%
MSCI ACWI Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000
Holdings Count | Holding	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 23,084,000
InvestmentCompanyPortfolioTurnover	52.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,557,004
  Number of Portfolio Holdings48
  Total Investment Advisory Fees (net of waivers and reimbursements)$23,084
  Portfolio Turnover Rate52.39%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	56.7%
Europe	22.3%
Emerging Markets	8.7%
Pacific Basin	8.4%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000068053
Shareholder Report [Line Items]
Fund Name	Artisan Global Opportunities Fund
Class Name	Investor Shares
Trading Symbol	ARTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$137	1.18%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Opportunities Fund returned 32.13%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio included Advanced Micro Devices, Netflix, Boston Scientific, Taiwan Semiconductor Manufacturing Co and Novo Nordisk.

• Bottom contributors within the portfolio included ON Semiconductor, Veeva Systems, Atlassian, West Pharmaceutical Services and CNH Industrial.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $28,746	MSCI ACWI Index: $24,526
Sep 14	$10,000	$10,000
Sep 15	$9,954	$9,334
Sep 16	$11,874	$10,451
Sep 17	$14,055	$12,399
Sep 18	$15,768	$13,611
Sep 19	$16,534	$13,799
Sep 20	$22,878	$15,240
Sep 21	$27,428	$19,421
Sep 22	$18,891	$15,409
Sep 23	$21,757	$18,615
Sep 24	$28,746	$24,526

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	32.13%	11.70%	11.14%
MSCI ACWI Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000	$ 2,557,004,000
Holdings Count | Holding	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 23,084,000
InvestmentCompanyPortfolioTurnover	52.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,557,004
  Number of Portfolio Holdings48
  Total Investment Advisory Fees (net of waivers and reimbursements)$23,084
  Portfolio Turnover Rate52.39%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	56.7%
Europe	22.3%
Emerging Markets	8.7%
Pacific Basin	8.4%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000233921
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Advisor Shares
Trading Symbol	APDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$165	1.58%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Unconstrained Fund returned 8.87%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 5.53% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Unconstrained Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Colombian corporate credit and equity, Serbian currency and rates, and Bahamian sovereign credit.

• Bottom contributors within the portfolio included exposures to South African currency and sovereign credit, Chinese currency, and Brazilian currency and sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $308,504	ICE BofA US Treasury Bill Index: $277,107	ICE BofA 3 Month US Treasury Bill Index: $276,993
Mar 22	$250,000	$250,000	$250,000
Jun 22	$247,444	$250,185	$250,262
Sep 22	$255,595	$251,232	$251,418
Dec 22	$267,239	$253,395	$253,539
Mar 23	$273,228	$256,224	$256,261
Jun 23	$280,913	$259,163	$259,256
Sep 23	$283,382	$262,585	$262,661
Dec 23	$287,682	$266,265	$266,254
Mar 24	$301,652	$269,656	$269,693
Jun 24	$304,033	$273,207	$273,260
Sep 24	$308,504	$277,107	$276,993

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception March 31, 2022)	8.87%	8.77%
ICE BofA US Treasury Bill Index	5.53	4.20
ICE BofA 3 Month US Treasury Bill Index	5.46	4.18

Performance Inception Date					Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000
Holdings Count | Holding	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343
Advisory Fees Paid, Amount	$ 332,000
InvestmentCompanyPortfolioTurnover	68.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$118,369 Number of Portfolio Holdings343 Total Investment Advisory Fees (net of waivers and reimbursements)$332 Portfolio Turnover Rate68.63%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	52.3%
Corporate Bonds	14.7%
Bank Loans	2.2%
Common Stocks	1.9%
Options Purchased	0.0%
Other assets less liabilitiesFootnote Reference(1)	28.8%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024 a contractual expense limit was put in place at 1.14% of average daily net assets. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000233922
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Institutional Shares
Trading Symbol	APHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$167	1.60%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Unconstrained Fund returned 8.92%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 5.53% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Unconstrained Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Colombian corporate credit and equity, Serbian currency and rates, and Bahamian sovereign credit.

• Bottom contributors within the portfolio included exposures to South African currency and sovereign credit, Chinese currency, and Brazilian currency and sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,236,175	ICE BofA US Treasury Bill Index: $1,108,428	ICE BofA 3 Month US Treasury Bill Index: $1,107,973
Mar 22	$1,000,000	$1,000,000	$1,000,000
Jun 22	$990,956	$1,000,741	$1,001,048
Sep 22	$1,022,709	$1,004,930	$1,005,674
Dec 22	$1,069,421	$1,013,580	$1,014,158
Mar 23	$1,094,607	$1,024,897	$1,025,044
Jun 23	$1,124,345	$1,036,653	$1,037,022
Sep 23	$1,134,943	$1,050,340	$1,050,645
Dec 23	$1,152,416	$1,065,061	$1,065,017
Mar 24	$1,208,530	$1,078,626	$1,078,772
Jun 24	$1,218,181	$1,092,829	$1,093,039
Sep 24	$1,236,175	$1,108,428	$1,107,973

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception March 31, 2022)	8.92%	8.85%
ICE BofA US Treasury Bill Index	5.53	4.20
ICE BofA 3 Month US Treasury Bill Index	5.46	4.18

Performance Inception Date					Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000
Holdings Count | Holding	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343
Advisory Fees Paid, Amount	$ 332,000
InvestmentCompanyPortfolioTurnover	68.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$118,369 Number of Portfolio Holdings343 Total Investment Advisory Fees (net of waivers and reimbursements)$332 Portfolio Turnover Rate68.63%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	52.3%
Corporate Bonds	14.7%
Bank Loans	2.2%
Common Stocks	1.9%
Options Purchased	0.0%
Other assets less liabilitiesFootnote Reference(1)	28.8%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024 a contractual expense limit was put in place at 1.09% of average daily net assets. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000233923
Shareholder Report [Line Items]
Fund Name	Artisan Global Unconstrained Fund
Class Name	Investor Shares
Trading Symbol	APFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$170	1.63%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Unconstrained Fund returned 8.87%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 5.53% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Unconstrained Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Colombian corporate credit and equity, Serbian currency and rates, and Bahamian sovereign credit.

• Bottom contributors within the portfolio included exposures to South African currency and sovereign credit, Chinese currency, and Brazilian currency and sovereign credit.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $12,319	ICE BofA US Treasury Bill Index: $11,084	ICE BofA 3 Month US Treasury Bill Index: $11,080
Mar 22	$10,000	$10,000	$10,000
Jun 22	$9,897	$10,007	$10,010
Sep 22	$10,210	$10,049	$10,057
Dec 22	$10,673	$10,136	$10,142
Mar 23	$10,921	$10,249	$10,250
Jun 23	$11,214	$10,367	$10,370
Sep 23	$11,315	$10,503	$10,506
Dec 23	$11,483	$10,651	$10,650
Mar 24	$12,039	$10,786	$10,788
Jun 24	$12,143	$10,928	$10,930
Sep 24	$12,319	$11,084	$11,080

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares - (Inception March 31, 2022)	8.87%	8.69%
ICE BofA US Treasury Bill Index	5.53	4.20
ICE BofA 3 Month US Treasury Bill Index	5.46	4.18

Performance Inception Date					Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000	$ 118,369,000
Holdings Count | Holding	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343
Advisory Fees Paid, Amount	$ 332,000
InvestmentCompanyPortfolioTurnover	68.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$118,369 Number of Portfolio Holdings343 Total Investment Advisory Fees (net of waivers and reimbursements)$332 Portfolio Turnover Rate68.63%
Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	52.3%
Corporate Bonds	14.7%
Bank Loans	2.2%
Common Stocks	1.9%
Options Purchased	0.0%
Other assets less liabilitiesFootnote Reference(1)	28.8%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024 a contractual expense limit was put in place at 1.24% of average daily net assets. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000141339
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Advisor Shares
Trading Symbol	APDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Value Fund returned 29.43%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Value Fund.

• Top contributors within the portfolio included Meta, American Express, Progressive, The Bank of New York Mellon Corp and Koninklijke Philips.

• Bottom contributors within the portfolio included Reckitt Benckiser Group, Samsung Electronics, Henry Schein, Pluxee and DENTSPLY SIRONA.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $546,306	MSCI ACWI Index: $597,107
Apr 15	$250,000	$250,000
Sep 15	$232,051	$227,258
Sep 16	$259,895	$254,432
Sep 17	$312,299	$301,878
Sep 18	$325,649	$331,385
Sep 19	$324,336	$335,956
Sep 20	$306,549	$371,041
Sep 21	$415,975	$472,838
Sep 22	$328,587	$375,152
Sep 23	$422,090	$453,192
Sep 24	$546,306	$597,107

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	29.43%	10.99%	8.58%
MSCI ACWI Index	31.76	12.19	9.60

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000
Holdings Count | Holding	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 22,638,000
InvestmentCompanyPortfolioTurnover	16.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,509,784
  Number of Portfolio Holdings36
  Total Investment Advisory Fees (net of waivers and reimbursements)$22,638
  Portfolio Turnover Rate16.35%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	45.4%
Europe	41.1%
Emerging Markets	6.7%

C000116602
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Institutional Shares
Trading Symbol	APHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.01%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Value Fund returned 29.55%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Value Fund.

• Top contributors within the portfolio included Meta, American Express, Progressive, The Bank of New York Mellon Corp and Koninklijke Philips.

• Bottom contributors within the portfolio included Reckitt Benckiser Group, Samsung Electronics, Henry Schein, Pluxee and DENTSPLY SIRONA.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,277,199	MSCI ACWI Index: $2,452,576
Sep 14	$1,000,000	$1,000,000
Sep 15	$958,396	$933,447
Sep 16	$1,075,089	$1,045,061
Sep 17	$1,292,530	$1,239,945
Sep 18	$1,349,348	$1,361,143
Sep 19	$1,345,314	$1,379,918
Sep 20	$1,273,024	$1,524,025
Sep 21	$1,728,825	$1,942,150
Sep 22	$1,367,076	$1,540,910
Sep 23	$1,757,720	$1,861,458
Sep 24	$2,277,199	$2,452,576

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	29.55%	11.10%	8.58%
MSCI ACWI Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000
Holdings Count | Holding	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 22,638,000
InvestmentCompanyPortfolioTurnover	16.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,509,784
  Number of Portfolio Holdings36
  Total Investment Advisory Fees (net of waivers and reimbursements)$22,638
  Portfolio Turnover Rate16.35%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	45.4%
Europe	41.1%
Emerging Markets	6.7%

C000054562
Shareholder Report [Line Items]
Fund Name	Artisan Global Value Fund
Class Name	Investor Shares
Trading Symbol	ARTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.26%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Value Fund returned 29.24%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Value Fund.

• Top contributors within the portfolio included Meta, American Express, Progressive, The Bank of New York Mellon Corp and Koninklijke Philips.

• Bottom contributors within the portfolio included Reckitt Benckiser Group, Samsung Electronics, Henry Schein, Pluxee and DENTSPLY SIRONA.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $22,247	MSCI ACWI Index: $24,526
Sep 14	$10,000	$10,000
Sep 15	$9,568	$9,334
Sep 16	$10,703	$10,451
Sep 17	$12,839	$12,399
Sep 18	$13,372	$13,611
Sep 19	$13,305	$13,799
Sep 20	$12,556	$15,240
Sep 21	$17,008	$19,421
Sep 22	$13,419	$15,409
Sep 23	$17,214	$18,615
Sep 24	$22,247	$24,526

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	29.24%	10.83%	8.32%
MSCI ACWI Index	31.76	12.19	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000	$ 2,509,784,000
Holdings Count | Holding	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount	$ 22,638,000
InvestmentCompanyPortfolioTurnover	16.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,509,784
  Number of Portfolio Holdings36
  Total Investment Advisory Fees (net of waivers and reimbursements)$22,638
  Portfolio Turnover Rate16.35%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	45.4%
Europe	41.1%
Emerging Markets	6.7%

C000138113
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Advisor Shares
Trading Symbol	APDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan High Income Fund returned 14.83%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, credit spreads for the ICE BofA US High Yield Bond index tightened over 100bps from September 2023 through September 2024. In addition, commensurate with widespread expectations of the Federal Reserve’s first rate reduction since 2020, interest rates declined across the Treasury curve, aiding the performance of fixed rate assets. All told, the high yield index returned 15.7% overall, split between price return (8.4%) and income return (7.3%).

• By credit quality, lower-rated credit outperformed as CCCs gained 23.0%, materially above BBs and Bs during the period. Leveraged loans returned 9.7%, attractive in absolute terms but underperforming high yield bonds on a relative basis. It’s worth noting that on a three-year basis, the Credit Suisse Leveraged Loan index outperformed the high yield bond index by over 3.2% annualized, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan High Income Fund.

• Top contributors within the portfolio included Carnival Corp, NFP Corp, TKC Holdings Inc, Charter Communications Inc and NCL Corp Ltd.

• Bottom contributors within the portfolio included Hearthside Food Solutions LLC, UTEX Industries Inc, Altice France, Matrix Parent Inc and Sunnova Energy Corp.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $468,129	ICE BofA US Broad Market Index: $300,858	ICE BofAML US High Yield Master II Index: $405,401
Sep 14	$250,000	$250,000	$250,000
Sep 15	$254,697	$257,618	$241,087
Sep 16	$284,271	$271,181	$271,982
Sep 17	$313,453	$271,218	$296,626
Sep 18	$328,589	$268,008	$305,341
Sep 19	$344,956	$296,329	$324,580
Sep 20	$363,196	$317,213	$332,055
Sep 21	$413,542	$313,790	$370,109
Sep 22	$368,531	$267,953	$318,083
Sep 23	$407,654	$269,652	$350,510
Sep 24	$468,129	$300,858	$405,401

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Advisor Shares	14.83%	6.30%	6.47%
ICE BofA US Broad Market Index	11.57	0.30	1.87
ICE BofAML US High Yield Master II Index	15.66	4.55	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000
Holdings Count | Holding	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242
Advisory Fees Paid, Amount	$ 54,620,000
InvestmentCompanyPortfolioTurnover	32.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$8,825,338
  Number of Portfolio Holdings242
  Total Investment Advisory Fees (net of waivers and reimbursements)$54,620
  Portfolio Turnover Rate32.01%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Corporate Bonds	74.3%
Bank Loans	17.2%
Common Stocks	0.2%
Preferred Stock	0.1%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	8.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000173655
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Institutional Shares
Trading Symbol	APHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan High Income Fund returned 14.95%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, credit spreads for the ICE BofA US High Yield Bond index tightened over 100bps from September 2023 through September 2024. In addition, commensurate with widespread expectations of the Federal Reserve’s first rate reduction since 2020, interest rates declined across the Treasury curve, aiding the performance of fixed rate assets. All told, the high yield index returned 15.7% overall, split between price return (8.4%) and income return (7.3%).

• By credit quality, lower-rated credit outperformed as CCCs gained 23.0%, materially above BBs and Bs during the period. Leveraged loans returned 9.7%, attractive in absolute terms but underperforming high yield bonds on a relative basis. It’s worth noting that on a three-year basis, the Credit Suisse Leveraged Loan index outperformed the high yield bond index by over 3.2% annualized, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan High Income Fund.

• Top contributors within the portfolio included Carnival Corp, NFP Corp, TKC Holdings Inc, Charter Communications Inc and NCL Corp Ltd.

• Bottom contributors within the portfolio included Hearthside Food Solutions LLC, UTEX Industries Inc, Altice France, Matrix Parent Inc and Sunnova Energy Corp.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,654,090	ICE BofA US Broad Market Index: $1,109,950	ICE BofAML US High Yield Master II Index: $1,488,889
Oct 16	$1,000,000	$1,000,000	$1,000,000
Sep 17	$1,099,359	$1,000,597	$1,089,400
Sep 18	$1,154,513	$988,757	$1,121,405
Sep 19	$1,213,110	$1,093,239	$1,192,065
Sep 20	$1,278,582	$1,170,288	$1,219,517
Sep 21	$1,457,183	$1,157,657	$1,359,273
Sep 22	$1,299,727	$988,553	$1,168,204
Sep 23	$1,439,010	$994,822	$1,287,297
Sep 24	$1,654,090	$1,109,950	$1,488,889

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares - (Inception October 3, 2016)	14.95%	6.40%	6.50%
ICE BofA US Broad Market Index	11.57	0.30	1.31
ICE BofAML US High Yield Master II Index	15.66	4.55	5.11

Performance Inception Date																Oct. 03, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000
Holdings Count | Holding	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242
Advisory Fees Paid, Amount	$ 54,620,000
InvestmentCompanyPortfolioTurnover	32.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$8,825,338
  Number of Portfolio Holdings242
  Total Investment Advisory Fees (net of waivers and reimbursements)$54,620
  Portfolio Turnover Rate32.01%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Corporate Bonds	74.3%
Bank Loans	17.2%
Common Stocks	0.2%
Preferred Stock	0.1%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	8.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000138112
Shareholder Report [Line Items]
Fund Name	Artisan High Income Fund
Class Name	Investor Shares
Trading Symbol	ARTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan High Income Fund returned 14.64%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, credit spreads for the ICE BofA US High Yield Bond index tightened over 100bps from September 2023 through September 2024. In addition, commensurate with widespread expectations of the Federal Reserve’s first rate reduction since 2020, interest rates declined across the Treasury curve, aiding the performance of fixed rate assets. All told, the high yield index returned 15.7% overall, split between price return (8.4%) and income return (7.3%).

• By credit quality, lower-rated credit outperformed as CCCs gained 23.0%, materially above BBs and Bs during the period. Leveraged loans returned 9.7%, attractive in absolute terms but underperforming high yield bonds on a relative basis. It’s worth noting that on a three-year basis, the Credit Suisse Leveraged Loan index outperformed the high yield bond index by over 3.2% annualized, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan High Income Fund.

• Top contributors within the portfolio included Carnival Corp, NFP Corp, TKC Holdings Inc, Charter Communications Inc and NCL Corp Ltd.

• Bottom contributors within the portfolio included Hearthside Food Solutions LLC, UTEX Industries Inc, Altice France, Matrix Parent Inc and Sunnova Energy Corp.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $18,444	ICE BofA US Broad Market Index: $12,034	ICE BofAML US High Yield Master II Index: $16,216
Sep 14	$10,000	$10,000	$10,000
Sep 15	$10,173	$10,305	$9,643
Sep 16	$11,333	$10,847	$10,879
Sep 17	$12,474	$10,849	$11,865
Sep 18	$13,054	$10,720	$12,214
Sep 19	$13,683	$11,853	$12,983
Sep 20	$14,385	$12,689	$13,282
Sep 21	$16,369	$12,552	$14,804
Sep 22	$14,568	$10,718	$12,723
Sep 23	$16,089	$10,786	$14,020
Sep 24	$18,444	$12,034	$16,216

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	14.64%	6.15%	6.31%
ICE BofA US Broad Market Index	11.57	0.30	1.87
ICE BofAML US High Yield Master II Index	15.66	4.55	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000	$ 8,825,338,000
Holdings Count | Holding	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242
Advisory Fees Paid, Amount	$ 54,620,000
InvestmentCompanyPortfolioTurnover	32.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$8,825,338
  Number of Portfolio Holdings242
  Total Investment Advisory Fees (net of waivers and reimbursements)$54,620
  Portfolio Turnover Rate32.01%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Corporate Bonds	74.3%
Bank Loans	17.2%
Common Stocks	0.2%
Preferred Stock	0.1%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	8.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

C000141334
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Advisor Shares
Trading Symbol	APDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Fund returned 26.07%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Fund.

• Top contributors within the portfolio included UCB, Amazon, Novo Nordisk, UBS and Linde.

• Bottom contributors within the portfolio included Melrose Industries, Schlumberger, Wal-Mart de Mexico, Cemex and Samsung Electronics.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $393,428	MSCI EAFE Index: $429,986	MSCI ACWI ex US Index: $416,598
Apr 15	$250,000	$250,000	$250,000
Sep 15	$216,000	$225,479	$220,040
Sep 16	$228,050	$240,173	$240,407
Sep 17	$263,530	$286,056	$287,550
Sep 18	$275,605	$293,886	$292,618
Sep 19	$293,405	$289,950	$289,022
Sep 20	$313,094	$291,384	$297,698
Sep 21	$361,529	$366,359	$368,894
Sep 22	$255,822	$274,289	$276,057
Sep 23	$312,082	$344,635	$332,340
Sep 24	$393,428	$429,986	$416,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	26.07%	6.04%	4.89%
MSCI EAFE Index	24.77	8.20	5.88
MSCI ACWI ex US Index	25.35	7.59	5.52

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000
Holdings Count | Holding	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61
Advisory Fees Paid, Amount	$ 48,089,000
InvestmentCompanyPortfolioTurnover	83.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$5,286,927
  Number of Portfolio Holdings61
  Total Investment Advisory Fees (net of waivers and reimbursements)$48,089
  Portfolio Turnover Rate83.27%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	70.2%
Americas	13.8%
Emerging Markets	4.3%
Pacific Basin	6.2%

C000017760
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Institutional Shares
Trading Symbol	APHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Fund returned 26.19%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Fund.

• Top contributors within the portfolio included UCB, Amazon, Novo Nordisk, UBS and Linde.

• Bottom contributors within the portfolio included Melrose Industries, Schlumberger, Wal-Mart de Mexico, Cemex and Samsung Electronics.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,663,307	MSCI EAFE Index: $1,741,869	MSCI ACWI ex US Index: $1,663,023
Sep 14	$1,000,000	$1,000,000	$1,000,000
Sep 15	$906,643	$913,414	$878,379
Sep 16	$957,779	$972,940	$959,684
Sep 17	$1,107,742	$1,158,812	$1,147,876
Sep 18	$1,159,441	$1,190,529	$1,168,107
Sep 19	$1,235,067	$1,174,585	$1,153,752
Sep 20	$1,319,046	$1,180,394	$1,188,384
Sep 21	$1,524,326	$1,484,115	$1,472,594
Sep 22	$1,080,063	$1,111,141	$1,101,997
Sep 23	$1,318,099	$1,396,112	$1,326,670
Sep 24	$1,663,307	$1,741,869	$1,663,023

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	26.19%	6.13%	5.22%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000
Holdings Count | Holding	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61
Advisory Fees Paid, Amount	$ 48,089,000
InvestmentCompanyPortfolioTurnover	83.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$5,286,927
  Number of Portfolio Holdings61
  Total Investment Advisory Fees (net of waivers and reimbursements)$48,089
  Portfolio Turnover Rate83.27%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	70.2%
Americas	13.8%
Emerging Markets	4.3%
Pacific Basin	6.2%

C000017761
Shareholder Report [Line Items]
Fund Name	Artisan International Fund
Class Name	Investor Shares
Trading Symbol	ARTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan International Fund returned 25.92%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Fund.

• Top contributors within the portfolio included UCB, Amazon, Novo Nordisk, UBS and Linde.

• Bottom contributors within the portfolio included Melrose Industries, Schlumberger, Wal-Mart de Mexico, Cemex and Samsung Electronics.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $16,259	MSCI EAFE Index: $17,419	MSCI ACWI ex US Index: $16,630
Sep 14	$10,000	$10,000	$10,000
Sep 15	$9,045	$9,134	$8,784
Sep 16	$9,533	$9,729	$9,597
Sep 17	$11,000	$11,588	$11,479
Sep 18	$11,489	$11,905	$11,681
Sep 19	$12,213	$11,746	$11,538
Sep 20	$13,010	$11,804	$11,884
Sep 21	$15,002	$14,841	$14,726
Sep 22	$10,603	$11,111	$11,020
Sep 23	$12,913	$13,961	$13,267
Sep 24	$16,259	$17,419	$16,630

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	25.92%	5.89%	4.98%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000	$ 5,286,927,000
Holdings Count | Holding	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61	61
Advisory Fees Paid, Amount	$ 48,089,000
InvestmentCompanyPortfolioTurnover	83.27%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$5,286,927
  Number of Portfolio Holdings61
  Total Investment Advisory Fees (net of waivers and reimbursements)$48,089
  Portfolio Turnover Rate83.27%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	70.2%
Americas	13.8%
Emerging Markets	4.3%
Pacific Basin	6.2%

C000235883
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Advisor Shares
Trading Symbol	ARDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$156	1.40%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Explorer Fund returned 22.75%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 25.06% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects one-year period ended September 30, 2024 for Artisan International Explorer Fund.

• Top contributors within the portfolio included Glenveagh Properties, Despegar, M&C Saatchi, AlzChem and ALK-Abello.

• Bottom contributors within the portfolio included Medmix, Impro Precision, Pluxee, NexTone and Alten.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $321,646	MSCI ACWI ex USA IMI Index: $325,991	MSCI ACWI ex USA Small Cap Net Index: $314,037
May 22	$250,000	$250,000	$250,000
Jun 22	$246,250	$240,135	$233,650
Sep 22	$217,250	$216,869	$214,099
Dec 22	$243,272	$247,547	$242,588
Mar 23	$278,812	$263,791	$253,980
Jun 23	$277,060	$270,080	$259,184
Sep 23	$262,043	$260,659	$254,790
Dec 23	$293,288	$286,217	$280,573
Mar 24	$306,062	$298,118	$286,490
Jun 24	$313,471	$301,341	$288,375
Sep 24	$321,646	$325,991	$314,037

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception May 16, 2022)	22.75%	11.19%
MSCI ACWI ex USA IMI Index	25.06	11.82
MSCI ACWI ex USA Small Cap Net Index	23.25	10.08

Performance Inception Date		May 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000
Holdings Count | Holding	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35
Advisory Fees Paid, Amount	$ 1,203,000
InvestmentCompanyPortfolioTurnover	15.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$159,149 Number of Portfolio Holdings35 Total Investment Advisory Fees (net of waivers and reimbursements)$1,203 Portfolio Turnover Rate15.52%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	48.8%
Americas	7.7%
Emerging Markets	15.6%
Pacific Basin	14.7%

Material Fund Change Risks Change [Text Block]	This is a summary of certain changes of the Fund since October 1. 2023. Effective April 15, 2024, shareholders of Artisan International Explorer Fund approved a change in the sub-classification of the Fund from "diversified" to "non-diversified" and the elimination of a related fundamental investment restriction. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000235881
Shareholder Report [Line Items]
Fund Name	Artisan International Explorer Fund
Class Name	Institutional Shares
Trading Symbol	ARHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$148	1.33%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Explorer Fund returned 22.70%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 25.06% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects one-year period ended September 30, 2024 for Artisan International Explorer Fund.

• Top contributors within the portfolio included Glenveagh Properties, Despegar, M&C Saatchi, AlzChem and ALK-Abello.

• Bottom contributors within the portfolio included Medmix, Impro Precision, Pluxee, NexTone and Alten.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,288,052	MSCI ACWI ex USA IMI Index: $1,303,965	MSCI ACWI ex USA Small Cap Net Index: $1,256,146
May 22	$1,000,000	$1,000,000	$1,000,000
Jun 22	$985,000	$960,539	$934,600
Sep 22	$869,000	$867,476	$856,398
Dec 22	$973,593	$990,187	$970,350
Mar 23	$1,115,826	$1,055,163	$1,015,921
Jun 23	$1,108,814	$1,080,318	$1,036,734
Sep 23	$1,049,718	$1,042,637	$1,019,158
Dec 23	$1,174,491	$1,144,870	$1,122,292
Mar 24	$1,225,645	$1,192,472	$1,145,958
Jun 24	$1,255,314	$1,205,363	$1,153,501
Sep 24	$1,288,052	$1,303,965	$1,256,146

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception May 16, 2022)	22.70%	11.25%
MSCI ACWI ex USA IMI Index	25.06	11.82
MSCI ACWI ex USA Small Cap Net Index	23.25	10.08

Performance Inception Date		May 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000	$ 159,149,000
Holdings Count | Holding	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35	35
Advisory Fees Paid, Amount	$ 1,203,000
InvestmentCompanyPortfolioTurnover	15.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$159,149 Number of Portfolio Holdings35 Total Investment Advisory Fees (net of waivers and reimbursements)$1,203 Portfolio Turnover Rate15.52%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	48.8%
Americas	7.7%
Emerging Markets	15.6%
Pacific Basin	14.7%

Material Fund Change Risks Change [Text Block]	This is a summary of certain changes of the Fund since October 1. 2023. Effective April 15, 2024, shareholders of Artisan International Explorer Fund approved a change in the sub-classification of the Fund from "diversified" to "non-diversified" and the elimination of a related fundamental investment restriction. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000206861
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Advisor Shares
Trading Symbol	APDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Small-Mid Fund returned 19.85%. The Fund compares its performance to the MSCI ACWI ex US Index, which returned 25.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Small-Mid Fund.

• Top contributors within the portfolio included Ambu, CyberArk Software, Avidity Biosciences, Swedish Orphan Biovitrum and RxSight.

• Bottom contributors within the portfolio included Wolfspeed, AIXTRON, WNS, CAE and Rohm.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $408,021	MSCI ACWI ex US Index: $380,741	MSCI ACWI ex US SMID Net Index: $372,667	MSCI EAFE Small Cap Growth IndexFootnote Reference1: $349,301	MSCI ACWI ex USA Small Cap Net Index: $386,178
Dec 18	$250,000	$250,000	$250,000	$250,000	$250,000
Sep 19	$285,894	$264,146	$262,514	$265,356	$260,285
Sep 20	$365,092	$272,075	$275,318	$316,262	$278,420
Sep 21	$449,792	$337,143	$355,004	$394,402	$370,474
Sep 22	$303,752	$252,297	$252,577	$249,858	$263,283
Sep 23	$340,444	$303,735	$302,955	$283,456	$313,321
Sep 24	$408,021	$380,741	$372,667	$349,301	$386,178

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception December 5, 2018)	19.85%	7.37%	8.78%
MSCI ACWI ex US Index	25.35	7.59	7.49
MSCI ACWI ex US SMID Net Index	23.01	7.26	7.10
MSCI EAFE Small Cap Growth IndexFootnote Reference1	23.23	5.65	5.91
MSCI ACWI ex USA Small Cap Net Index	23.25	8.21	7.75

Performance Inception Date											Dec. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000
Holdings Count | Holding	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136
Advisory Fees Paid, Amount	$ 44,931,000
InvestmentCompanyPortfolioTurnover	33.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,747,481
  Number of Portfolio Holdings136
  Total Investment Advisory Fees (net of waivers and reimbursements)$44,931
  Portfolio Turnover Rate33.05%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	43.4%
Americas	22.6%
Emerging Markets	6.3%
Middle East	5.9%
Pacific Basin	16.9%

C000168896
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Institutional Shares
Trading Symbol	APHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.07%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Small-Mid Fund returned 19.88%. The Fund compares its performance to the MSCI ACWI ex US Index, which returned 25.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Small-Mid Fund.

• Top contributors within the portfolio included Ambu, CyberArk Software, Avidity Biosciences, Swedish Orphan Biovitrum and RxSight.

• Bottom contributors within the portfolio included Wolfspeed, AIXTRON, WNS, CAE and Rohm.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,796,992	MSCI ACWI ex US Index: $1,851,923	MSCI ACWI ex US SMID Net Index: $1,750,670	MSCI EAFE Small Cap Growth IndexFootnote Reference1: $1,683,243	MSCI ACWI ex USA Small Cap Net Index: $1,817,480
Apr 16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 16	$1,028,394	$1,068,693	$1,064,343	$1,058,314	$1,069,170
Sep 17	$1,165,250	$1,278,261	$1,263,358	$1,276,771	$1,274,360
Sep 18	$1,269,469	$1,300,790	$1,291,917	$1,356,854	$1,298,103
Sep 19	$1,254,542	$1,284,805	$1,233,208	$1,278,724	$1,224,988
Sep 20	$1,603,872	$1,323,370	$1,293,355	$1,524,033	$1,310,337
Sep 21	$1,977,588	$1,639,863	$1,667,693	$1,900,580	$1,743,573
Sep 22	$1,337,192	$1,227,171	$1,186,526	$1,204,037	$1,239,096
Sep 23	$1,498,948	$1,477,365	$1,423,185	$1,365,946	$1,474,589
Sep 24	$1,796,992	$1,851,923	$1,750,670	$1,683,243	$1,817,480

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares - (Inception April 12, 2016)	19.88%	7.45%	7.17%
MSCI ACWI ex US Index	25.35	7.59	7.55
MSCI ACWI ex US SMID Net Index	23.01	7.26	6.84
MSCI EAFE Small Cap Growth IndexFootnote Reference1	23.23	5.65	6.34
MSCI ACWI ex USA Small Cap Net Index	23.25	8.21	7.31

Performance Inception Date																	Apr. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000
Holdings Count | Holding	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136
Advisory Fees Paid, Amount	$ 44,931,000
InvestmentCompanyPortfolioTurnover	33.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,747,481
  Number of Portfolio Holdings136
  Total Investment Advisory Fees (net of waivers and reimbursements)$44,931
  Portfolio Turnover Rate33.05%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	43.4%
Americas	22.6%
Emerging Markets	6.3%
Middle East	5.9%
Pacific Basin	16.9%

C000017762
Shareholder Report [Line Items]
Fund Name	Artisan International Small-Mid Fund
Class Name	Investor Shares
Trading Symbol	ARTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.32%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan International Small-Mid Fund returned 19.55%. The Fund compares its performance to the MSCI ACWI ex US Index, which returned 25.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Small-Mid Fund.

• Top contributors within the portfolio included Ambu, CyberArk Software, Avidity Biosciences, Swedish Orphan Biovitrum and RxSight.

• Bottom contributors within the portfolio included Wolfspeed, AIXTRON, WNS, CAE and Rohm.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $17,942	MSCI ACWI ex US Index: $16,630	MSCI ACWI ex US SMID Net Index: $17,188	MSCI EAFE Small Cap Growth IndexFootnote Reference1: $18,611	MSCI ACWI ex USA Small Cap Net Index: $18,037
Sep 14	$10,000	$10,000	$10,000	$10,000	$10,000
Sep 15	$10,202	$8,784	$9,310	$10,329	$9,358
Sep 16	$10,457	$9,597	$10,450	$11,701	$10,611
Sep 17	$11,825	$11,479	$12,404	$14,117	$12,647
Sep 18	$12,855	$11,681	$12,684	$15,002	$12,883
Sep 19	$12,677	$11,538	$12,107	$14,138	$12,157
Sep 20	$16,167	$11,884	$12,698	$16,851	$13,004
Sep 21	$19,884	$14,726	$16,373	$21,014	$17,304
Sep 22	$13,415	$11,020	$11,649	$13,313	$12,297
Sep 23	$15,008	$13,267	$13,973	$15,103	$14,634
Sep 24	$17,942	$16,630	$17,188	$18,611	$18,037

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	19.55%	7.19%	6.02%
MSCI ACWI ex US Index	25.35	7.59	5.22
MSCI ACWI ex US SMID Net Index	23.01	7.26	5.57
MSCI EAFE Small Cap Growth IndexFootnote Reference1	23.23	5.65	6.41
MSCI ACWI ex USA Small Cap Net Index	23.25	8.21	6.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000	$ 4,747,481,000
Holdings Count | Holding	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136	136
Advisory Fees Paid, Amount	$ 44,931,000
InvestmentCompanyPortfolioTurnover	33.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,747,481
  Number of Portfolio Holdings136
  Total Investment Advisory Fees (net of waivers and reimbursements)$44,931
  Portfolio Turnover Rate33.05%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	43.4%
Americas	22.6%
Emerging Markets	6.3%
Middle East	5.9%
Pacific Basin	16.9%

C000141335
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Advisor Shares
Trading Symbol	APDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Value Fund returned 26.68%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Value Fund.

• Top contributors within the portfolio included ABB, Koninklijke Philips, Arch Capital, HCL Technologies and Garmin.

• Bottom contributors within the portfolio included Bayer, Pluxee, NAVER, CNH Industrial and Sensata Technologies Holding.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $541,420	MSCI EAFE Index: $429,986	MSCI ACWI ex US Index: $416,598
Apr 15	$250,000	$250,000	$250,000
Sep 15	$229,741	$225,479	$220,040
Sep 16	$250,798	$240,173	$240,407
Sep 17	$301,979	$286,056	$287,550
Sep 18	$296,322	$293,886	$292,618
Sep 19	$297,874	$289,950	$289,022
Sep 20	$290,255	$291,384	$297,698
Sep 21	$395,636	$366,359	$368,894
Sep 22	$323,370	$274,289	$276,057
Sep 23	$427,387	$344,635	$332,340
Sep 24	$541,420	$429,986	$416,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	26.68%	12.69%	8.48%
MSCI EAFE Index	24.77	8.20	5.88
MSCI ACWI ex US Index	25.35	7.59	5.52

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000
Holdings Count | Holding	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 300,850,000
InvestmentCompanyPortfolioTurnover	14.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$36,216,940
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$300,850
  Portfolio Turnover Rate14.78%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	53.0%
Americas	17.3%
Emerging Markets	15.0%
Pacific Basin	1.8%

C000037860
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Institutional Shares
Trading Symbol	APHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Value Fund returned 26.81%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Value Fund.

• Top contributors within the portfolio included ABB, Koninklijke Philips, Arch Capital, HCL Technologies and Garmin.

• Bottom contributors within the portfolio included Bayer, Pluxee, NAVER, CNH Industrial and Sensata Technologies Holding.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,269,939	MSCI EAFE Index: $1,741,869	MSCI ACWI ex US Index: $1,663,023
Sep 14	$1,000,000	$1,000,000	$1,000,000
Sep 15	$955,580	$913,414	$878,379
Sep 16	$1,044,143	$972,940	$959,684
Sep 17	$1,258,001	$1,158,812	$1,147,876
Sep 18	$1,235,453	$1,190,529	$1,168,107
Sep 19	$1,243,285	$1,174,585	$1,153,752
Sep 20	$1,212,510	$1,180,394	$1,188,384
Sep 21	$1,654,507	$1,484,115	$1,472,594
Sep 22	$1,353,371	$1,111,141	$1,101,997
Sep 23	$1,790,082	$1,396,112	$1,326,670
Sep 24	$2,269,939	$1,741,869	$1,663,023

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	26.81%	12.79%	8.54%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000
Holdings Count | Holding	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 300,850,000
InvestmentCompanyPortfolioTurnover	14.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$36,216,940
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$300,850
  Portfolio Turnover Rate14.78%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	53.0%
Americas	17.3%
Emerging Markets	15.0%
Pacific Basin	1.8%

C000017763
Shareholder Report [Line Items]
Fund Name	Artisan International Value Fund
Class Name	Investor Shares
Trading Symbol	ARTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$134	1.19%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan International Value Fund returned 26.51%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Value Fund.

• Top contributors within the portfolio included ABB, Koninklijke Philips, Arch Capital, HCL Technologies and Garmin.

• Bottom contributors within the portfolio included Bayer, Pluxee, NAVER, CNH Industrial and Sensata Technologies Holding.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $22,178	MSCI EAFE Index: $17,419	MSCI ACWI ex US Index: $16,630
Sep 14	$10,000	$10,000	$10,000
Sep 15	$9,533	$9,134	$8,784
Sep 16	$10,393	$9,729	$9,597
Sep 17	$12,492	$11,588	$11,479
Sep 18	$12,244	$11,905	$11,681
Sep 19	$12,290	$11,746	$11,538
Sep 20	$11,958	$11,804	$11,884
Sep 21	$16,279	$14,841	$14,726
Sep 22	$13,284	$11,111	$11,020
Sep 23	$17,531	$13,961	$13,267
Sep 24	$22,178	$17,419	$16,630

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	26.51%	12.53%	8.29%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000	$ 36,216,940,000
Holdings Count | Holding	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 300,850,000
InvestmentCompanyPortfolioTurnover	14.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$36,216,940
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$300,850
  Portfolio Turnover Rate14.78%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Europe	53.0%
Americas	17.3%
Emerging Markets	15.0%
Pacific Basin	1.8%

C000141336
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Mid Cap Fund returned 16.14%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Fund.

• Top contributors within the portfolio included Chipotle Mexican Grill, Spotify, Monolithic Power, Arista and Ascendis Pharma.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, West Pharmaceutical Services, Celsius Holdings and Veeva Systems.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $581,058	Russell 3000® Index: $782,983	Russell Midcap® Index: $601,440	Russell Midcap® Growth Index: $656,932
Apr 15	$250,000	$250,000	$250,000	$250,000
Sep 15	$237,095	$233,045	$227,286	$228,486
Sep 16	$256,523	$267,918	$259,673	$254,171
Sep 17	$288,240	$318,036	$299,462	$299,464
Sep 18	$349,526	$373,947	$341,328	$362,655
Sep 19	$368,264	$384,857	$352,201	$381,526
Sep 20	$537,038	$442,591	$368,234	$470,160
Sep 21	$698,244	$583,668	$508,560	$613,328
Sep 22	$443,664	$480,783	$409,930	$432,406
Sep 23	$500,288	$579,157	$465,049	$507,932
Sep 24	$581,058	$782,983	$601,440	$656,932

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	16.14%	9.55%	9.29%
Russell 3000® Index	35.19	15.26	12.77
Russell Midcap® Index	29.33	11.30	9.68
Russell Midcap® Growth Index	29.33	11.48	10.71

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount	$ 42,796,000
InvestmentCompanyPortfolioTurnover	44.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,304,796
  Number of Portfolio Holdings70
  Total Investment Advisory Fees (net of waivers and reimbursements)$42,796
  Portfolio Turnover Rate44.94%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	88.1%
Europe	9.5%
Emerging Markets	0.8%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000017764
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Mid Cap Fund returned 16.27%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Fund.

• Top contributors within the portfolio included Chipotle Mexican Grill, Spotify, Monolithic Power, Arista and Ascendis Pharma.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, West Pharmaceutical Services, Celsius Holdings and Veeva Systems.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,556,047	Russell 3000® Index: $3,343,175	Russell Midcap® Index: $2,639,634	Russell Midcap® Growth Index: $2,916,788
Sep 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 15	$1,034,547	$995,053	$997,523	$1,014,483
Sep 16	$1,120,755	$1,143,953	$1,139,665	$1,128,525
Sep 17	$1,260,265	$1,357,949	$1,314,297	$1,329,627
Sep 18	$1,529,532	$1,596,674	$1,498,039	$1,610,195
Sep 19	$1,612,311	$1,643,259	$1,545,758	$1,693,984
Sep 20	$2,353,631	$1,889,770	$1,616,127	$2,087,518
Sep 21	$3,063,178	$2,492,141	$2,231,997	$2,723,186
Sep 22	$1,947,969	$2,052,842	$1,799,123	$1,919,889
Sep 23	$2,198,385	$2,472,879	$2,041,033	$2,255,228
Sep 24	$2,556,047	$3,343,175	$2,639,634	$2,916,788

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	16.27%	9.65%	9.84%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Growth Index	29.33	11.48	11.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount	$ 42,796,000
InvestmentCompanyPortfolioTurnover	44.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,304,796
  Number of Portfolio Holdings70
  Total Investment Advisory Fees (net of waivers and reimbursements)$42,796
  Portfolio Turnover Rate44.94%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	88.1%
Europe	9.5%
Emerging Markets	0.8%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000017765
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.19%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Mid Cap Fund returned 15.96%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Fund.

• Top contributors within the portfolio included Chipotle Mexican Grill, Spotify, Monolithic Power, Arista and Ascendis Pharma.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, West Pharmaceutical Services, Celsius Holdings and Veeva Systems.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $24,963	Russell 3000® Index: $33,432	Russell Midcap® Index: $26,396	Russell Midcap® Growth Index: $29,168
Sep 14	$10,000	$10,000	$10,000	$10,000
Sep 15	$10,320	$9,951	$9,975	$10,145
Sep 16	$11,154	$11,440	$11,397	$11,285
Sep 17	$12,513	$13,579	$13,143	$13,296
Sep 18	$15,156	$15,967	$14,980	$16,102
Sep 19	$15,930	$16,433	$15,458	$16,940
Sep 20	$23,204	$18,898	$16,161	$20,875
Sep 21	$30,128	$24,921	$22,320	$27,232
Sep 22	$19,115	$20,528	$17,991	$19,199
Sep 23	$21,526	$24,729	$20,410	$22,552
Sep 24	$24,963	$33,432	$26,396	$29,168

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	15.96%	9.40%	9.58%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Growth Index	29.33	11.48	11.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000	$ 4,304,796,000
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount	$ 42,796,000
InvestmentCompanyPortfolioTurnover	44.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,304,796
  Number of Portfolio Holdings70
  Total Investment Advisory Fees (net of waivers and reimbursements)$42,796
  Portfolio Turnover Rate44.94%

Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	88.1%
Europe	9.5%
Emerging Markets	0.8%

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000141337
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Advisor Shares
Trading Symbol	APDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$123	1.11%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Mid Cap Value Fund returned 20.80%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio included Lamar Advertising, First Citizens BancShares, Fifth Third Bancorp, Analog Devices and Expedia.

• Bottom contributors within the portfolio included Cable One, NOV, DENTSPLY SIRONA, Warner Bros Discovery and CAE.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $487,464	Russell 3000® Index: $782,983	Russell Midcap® Index: $601,440	Russell Midcap® Value Index: $542,908
Apr 15	$250,000	$250,000	$250,000	$250,000
Sep 15	$221,238	$233,045	$227,286	$225,972
Sep 16	$252,690	$267,918	$259,673	$264,982
Sep 17	$291,175	$318,036	$299,462	$300,402
Sep 18	$316,459	$373,947	$341,328	$326,862
Sep 19	$309,103	$384,857	$352,201	$332,098
Sep 20	$282,031	$442,591	$368,234	$307,855
Sep 21	$409,279	$583,668	$508,560	$438,381
Sep 22	$346,705	$480,783	$409,930	$378,945
Sep 23	$403,529	$579,157	$465,049	$420,812
Sep 24	$487,464	$782,983	$601,440	$542,908

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	20.80%	9.54%	7.28%
Russell 3000® Index	35.19	15.26	12.77
Russell Midcap® Index	29.33	11.30	9.68
Russell Midcap® Value Index	29.01	10.33	8.51

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000
Holdings Count | Holding	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 10,873,000
InvestmentCompanyPortfolioTurnover	23.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,174,499
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$10,873
  Portfolio Turnover Rate23.41%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	96.4%
Other assets less liabilitiesFootnote Reference(1)	3.6%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024, the monthly management fee paid to the Adviser was changed to the below: Average Daily Net Assets Annual Rate Up to $500 million 0.920% $500 million to $750 million 0.895% $750 million to $1 billion 0.870% Over $1 billion 0.845% For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000110142
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	APHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Mid Cap Value Fund returned 20.90%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio included Lamar Advertising, First Citizens BancShares, Fifth Third Bancorp, Analog Devices and Expedia.

• Bottom contributors within the portfolio included Cable One, NOV, DENTSPLY SIRONA, Warner Bros Discovery and CAE.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,036,476	Russell 3000® Index: $3,343,175	Russell Midcap® Index: $2,639,634	Russell Midcap® Value Index: $2,352,826
Sep 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 15	$917,538	$995,053	$997,523	$979,306
Sep 16	$1,048,672	$1,143,953	$1,139,665	$1,148,363
Sep 17	$1,209,894	$1,357,949	$1,314,297	$1,301,865
Sep 18	$1,315,720	$1,596,674	$1,498,039	$1,416,538
Sep 19	$1,286,528	$1,643,259	$1,545,758	$1,439,228
Sep 20	$1,173,872	$1,889,770	$1,616,127	$1,334,164
Sep 21	$1,704,754	$2,492,141	$2,231,997	$1,899,833
Sep 22	$1,445,505	$2,052,842	$1,799,123	$1,642,253
Sep 23	$1,684,438	$2,472,879	$2,041,033	$1,823,693
Sep 24	$2,036,476	$3,343,175	$2,639,634	$2,352,826

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	20.90%	9.62%	7.37%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Value Index	29.01	10.33	8.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000
Holdings Count | Holding	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 10,873,000
InvestmentCompanyPortfolioTurnover	23.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,174,499
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$10,873
  Portfolio Turnover Rate23.41%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	96.4%
Other assets less liabilitiesFootnote Reference(1)	3.6%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024, the monthly management fee paid to the Adviser was changed to the below: Average Daily Net Assets Annual Rate Up to $500 million 0.920% $500 million to $750 million 0.895% $750 million to $1 billion 0.870% Over $1 billion 0.845% For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000017766
Shareholder Report [Line Items]
Fund Name	Artisan Mid Cap Value Fund
Class Name	Investor Shares
Trading Symbol	ARTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$136	1.23%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Mid Cap Value Fund returned 20.67%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio included Lamar Advertising, First Citizens BancShares, Fifth Third Bancorp, Analog Devices and Expedia.

• Bottom contributors within the portfolio included Cable One, NOV, DENTSPLY SIRONA, Warner Bros Discovery and CAE.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $19,923	Russell 3000® Index: $33,432	Russell Midcap® Index: $26,396	Russell Midcap® Value Index: $23,528
Sep 14	$10,000	$10,000	$10,000	$10,000
Sep 15	$9,155	$9,951	$9,975	$9,793
Sep 16	$10,446	$11,440	$11,397	$11,484
Sep 17	$12,021	$13,579	$13,143	$13,019
Sep 18	$13,049	$15,967	$14,980	$14,165
Sep 19	$12,724	$16,433	$15,458	$14,392
Sep 20	$11,587	$18,898	$16,161	$13,342
Sep 21	$16,794	$24,921	$22,320	$18,998
Sep 22	$14,210	$20,528	$17,991	$16,423
Sep 23	$16,510	$24,729	$20,410	$18,237
Sep 24	$19,923	$33,432	$26,396	$23,528

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	20.67%	9.38%	7.14%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Value Index	29.01	10.33	8.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000	$ 1,174,499,000
Holdings Count | Holding	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 10,873,000
InvestmentCompanyPortfolioTurnover	23.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,174,499
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$10,873
  Portfolio Turnover Rate23.41%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	96.4%
Other assets less liabilitiesFootnote Reference(1)	3.6%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Material Fund Change Expenses [Text Block]	This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024, the monthly management fee paid to the Adviser was changed to the below: Average Daily Net Assets Annual Rate Up to $500 million 0.920% $500 million to $750 million 0.895% $750 million to $1 billion 0.870% Over $1 billion 0.845% For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.
Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000217733
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Advisor Shares
Trading Symbol	APDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Select Equity Fund returned 32.47%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Select Equity Fund.

• Top contributors within the portfolio included American Express, Meta, Progressive, The Bank of New York Mellon Corp and Aramark.

• Bottom contributors within the portfolio included Henry Schein, DENTSPLY SIRONA, Samsung Electronics, Snap-on and Southwest Airlines.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $428,208	S&P 500® Index: $524,312
Feb 20	$250,000	$250,000
Sep 20	$254,500	$287,722
Sep 21	$337,250	$374,054
Sep 22	$258,807	$316,180
Sep 23	$323,254	$384,530
Sep 24	$428,208	$524,312

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception February 28, 2020)	32.47%	12.44%
S&P 500® Index	36.35	17.51

Performance Inception Date									Feb. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000
Holdings Count | Holding	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23
Advisory Fees Paid, Amount	$ 208,000
InvestmentCompanyPortfolioTurnover	19.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$52,113 Number of Portfolio Holdings23 Total Investment Advisory Fees (net of waivers and reimbursements)$208 Portfolio Turnover Rate19.09%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	73.3%
Europe	10.1%
Emerging Markets	8.3%

C000217731
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Institutional Shares
Trading Symbol	APHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Select Equity Fund returned 32.54%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Select Equity Fund.

• Top contributors within the portfolio included American Express, Meta, Progressive, The Bank of New York Mellon Corp and Aramark.

• Bottom contributors within the portfolio included Henry Schein, DENTSPLY SIRONA, Samsung Electronics, Snap-on and Southwest Airlines.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,717,662	S&P 500® Index: $2,097,248
Feb 20	$1,000,000	$1,000,000
Sep 20	$1,018,000	$1,150,889
Sep 21	$1,350,957	$1,496,215
Sep 22	$1,035,770	$1,264,720
Sep 23	$1,295,974	$1,538,118
Sep 24	$1,717,662	$2,097,248

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception February 28, 2020)	32.54%	12.51%
S&P 500® Index	36.35	17.51

Performance Inception Date									Feb. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000
Holdings Count | Holding	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23
Advisory Fees Paid, Amount	$ 208,000
InvestmentCompanyPortfolioTurnover	19.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$52,113 Number of Portfolio Holdings23 Total Investment Advisory Fees (net of waivers and reimbursements)$208 Portfolio Turnover Rate19.09%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	73.3%
Europe	10.1%
Emerging Markets	8.3%

C000217732
Shareholder Report [Line Items]
Fund Name	Artisan Select Equity Fund
Class Name	Investor Shares
Trading Symbol	ARTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Select Equity Fund returned 32.32%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Select Equity Fund.

• Top contributors within the portfolio included American Express, Meta, Progressive, The Bank of New York Mellon Corp and Aramark.

• Bottom contributors within the portfolio included Henry Schein, DENTSPLY SIRONA, Samsung Electronics, Snap-on and Southwest Airlines.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $17,061	S&P 500® Index: $20,972
Feb 20	$10,000	$10,000
Sep 20	$10,170	$11,509
Sep 21	$13,480	$14,962
Sep 22	$10,322	$12,647
Sep 23	$12,894	$15,381
Sep 24	$17,061	$20,972

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares - (Inception February 28, 2020)	32.32%	12.35%
S&P 500® Index	36.35	17.51

Performance Inception Date									Feb. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000	$ 52,113,000
Holdings Count | Holding	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23	23
Advisory Fees Paid, Amount	$ 208,000
InvestmentCompanyPortfolioTurnover	19.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$52,113 Number of Portfolio Holdings23 Total Investment Advisory Fees (net of waivers and reimbursements)$208 Portfolio Turnover Rate19.09%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	73.3%
Europe	10.1%
Emerging Markets	8.3%

C000177293
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Advisor Shares
Trading Symbol	APDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Small Cap Fund returned 24.61%. The Fund compares its performance to the Russell 2000® Index, which returned 26.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Small Cap Fund.

• Top contributors within the portfolio included Guidewire, Wingstop, Halozyme Therapeutics, Monolithic Power and SPX Technologies.

• Bottom contributors within the portfolio included Lattice Semiconductor, Workiva, Stevanato Group, Allegro MicroSystems and Sprout Social.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $566,526	Russell 2000® Index: $454,445	Russell 2000® Growth Index: $479,747
Feb 17	$250,000	$250,000	$250,000
Sep 17	$287,633	$276,375	$287,387
Sep 18	$387,980	$318,490	$347,924
Sep 19	$396,373	$290,179	$314,406
Sep 20	$553,584	$291,311	$363,813
Sep 21	$689,932	$430,201	$484,836
Sep 22	$426,653	$329,113	$342,915
Sep 23	$454,623	$358,503	$375,807
Sep 24	$566,526	$454,445	$479,747

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception February 1, 2017)	24.61%	7.40%	11.27%
Russell 2000® Index	26.76	9.39	8.11
Russell 2000® Growth Index	27.66	8.82	8.88

Performance Inception Date															Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000
Holdings Count | Holding	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 15,096,000
InvestmentCompanyPortfolioTurnover	46.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,392,759
  Number of Portfolio Holdings58
  Total Investment Advisory Fees (net of waivers and reimbursements)$15,096
  Portfolio Turnover Rate46.72%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	97.1%
Other assets less liabilitiesFootnote Reference(1)	2.9%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000113863
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	APHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Small Cap Fund returned 24.75%. The Fund compares its performance to the Russell 2000® Index, which returned 26.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Small Cap Fund.

• Top contributors within the portfolio included Guidewire, Wingstop, Halozyme Therapeutics, Monolithic Power and SPX Technologies.

• Bottom contributors within the portfolio included Lattice Semiconductor, Workiva, Stevanato Group, Allegro MicroSystems and Sprout Social.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,785,930	Russell 2000® Index: $2,321,014	Russell 2000® Growth Index: $2,356,004
Sep 14	$1,000,000	$1,000,000	$1,000,000
Sep 15	$1,069,646	$1,012,460	$1,040,439
Sep 16	$1,235,580	$1,169,065	$1,166,577
Sep 17	$1,406,219	$1,411,547	$1,411,338
Sep 18	$1,897,596	$1,626,641	$1,708,633
Sep 19	$1,940,356	$1,482,046	$1,544,025
Sep 20	$2,712,993	$1,487,830	$1,786,658
Sep 21	$3,384,816	$2,197,188	$2,380,994
Sep 22	$2,094,387	$1,680,898	$1,684,032
Sep 23	$2,233,137	$1,831,002	$1,845,561
Sep 24	$2,785,930	$2,321,014	$2,356,004

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	24.75%	7.50%	10.79%
Russell 2000® Index	26.76	9.39	8.78
Russell 2000® Growth Index	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000
Holdings Count | Holding	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 15,096,000
InvestmentCompanyPortfolioTurnover	46.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,392,759
  Number of Portfolio Holdings58
  Total Investment Advisory Fees (net of waivers and reimbursements)$15,096
  Portfolio Turnover Rate46.72%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	97.1%
Other assets less liabilitiesFootnote Reference(1)	2.9%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000017767
Shareholder Report [Line Items]
Fund Name	Artisan Small Cap Fund
Class Name	Investor Shares
Trading Symbol	ARTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.23%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Small Cap Fund returned 24.46%. The Fund compares its performance to the Russell 2000® Index, which returned 26.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Small Cap Fund.

• Top contributors within the portfolio included Guidewire, Wingstop, Halozyme Therapeutics, Monolithic Power and SPX Technologies.

• Bottom contributors within the portfolio included Lattice Semiconductor, Workiva, Stevanato Group, Allegro MicroSystems and Sprout Social.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $27,247	Russell 2000® Index: $23,210	Russell 2000® Growth Index: $23,560
Sep 14	$10,000	$10,000	$10,000
Sep 15	$10,669	$10,125	$10,404
Sep 16	$12,298	$11,691	$11,666
Sep 17	$13,966	$14,115	$14,113
Sep 18	$18,813	$16,266	$17,086
Sep 19	$19,193	$14,820	$15,440
Sep 20	$26,776	$14,878	$17,867
Sep 21	$33,323	$21,972	$23,810
Sep 22	$20,579	$16,809	$16,840
Sep 23	$21,893	$18,310	$18,456
Sep 24	$27,247	$23,210	$23,560

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	24.46%	7.26%	10.54%
Russell 2000® Index	26.76	9.39	8.78
Russell 2000® Growth Index	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000	$ 1,392,759,000
Holdings Count | Holding	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 15,096,000
InvestmentCompanyPortfolioTurnover	46.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,392,759
  Number of Portfolio Holdings58
  Total Investment Advisory Fees (net of waivers and reimbursements)$15,096
  Portfolio Turnover Rate46.72%

Holdings [Text Block]

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	97.1%
Other assets less liabilitiesFootnote Reference(1)	2.9%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

Updated Prospectus Phone Number	800.344.1770.
Updated Prospectus Web Address	www.artisanpartners.com/prospectus
C000235949
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Advisor Shares
Trading Symbol	APDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Sustainable Emerging Markets Fund returned 23.83%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio included Taiwan Semiconductor Manufacturing Co, MercadoLibre, MediaTek, E Ink and ICICI Bank.

• Bottom contributors within the portfolio included Wuxi Biologics, Estun Automation, Baidu, Wuhan Raycus Fiber Laser and HYBE.

As of March 3, 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $321,253	MSCI Emerging Markets Index: $300,980
Apr 22	$250,000	$250,000
Jun 22	$243,326	$241,741
Sep 22	$213,381	$213,765
Dec 22	$236,265	$234,506
Mar 23	$260,116	$243,783
Jun 23	$271,523	$245,969
Sep 23	$259,424	$238,774
Dec 23	$279,902	$257,553
Mar 24	$291,022	$263,653
Jun 24	$298,493	$276,833
Sep 24	$321,253	$300,980

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception April 28, 2022)	23.83%	10.88%
MSCI Emerging Markets Index	26.05	7.95

Performance Inception Date			Apr. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000
Holdings Count | Holding	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	11.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$169,355 Number of Portfolio Holdings57 Total Investment Advisory Fees (net of waivers and reimbursements)$983 Portfolio Turnover Rate11.71%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	9/30/2024
Emerging Asia	67.9%
Latin America	16.1%
Europe, Middle East and Africa	11.8%
Developed Markets	3.6%

C000034765
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	APHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Sustainable Emerging Markets Fund returned 23.86%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio included Taiwan Semiconductor Manufacturing Co, MercadoLibre, MediaTek, E Ink and ICICI Bank.

• Bottom contributors within the portfolio included Wuxi Biologics, Estun Automation, Baidu, Wuhan Raycus Fiber Laser and HYBE.

As of March 3, 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,629,925	MSCI Emerging Markets Index: $1,483,696
Sep 14	$1,000,000	$1,000,000
Sep 15	$795,746	$807,173
Sep 16	$1,024,028	$942,644
Sep 17	$1,264,383	$1,154,357
Sep 18	$1,231,922	$1,144,985
Sep 19	$1,256,993	$1,121,897
Sep 20	$1,379,300	$1,240,132
Sep 21	$1,651,630	$1,465,888
Sep 22	$1,082,459	$1,053,766
Sep 23	$1,315,976	$1,177,049
Sep 24	$1,629,925	$1,483,696

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	23.86%	5.33%	5.01%
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000
Holdings Count | Holding	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	11.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$169,355 Number of Portfolio Holdings57 Total Investment Advisory Fees (net of waivers and reimbursements)$983 Portfolio Turnover Rate11.71%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	9/30/2024
Emerging Asia	67.9%
Latin America	16.1%
Europe, Middle East and Africa	11.8%
Developed Markets	3.6%

C000063255
Shareholder Report [Line Items]
Fund Name	Artisan Sustainable Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	ARTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Sustainable Emerging Markets Fund returned 23.70%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio included Taiwan Semiconductor Manufacturing Co, MercadoLibre, MediaTek, E Ink and ICICI Bank.

• Bottom contributors within the portfolio included Wuxi Biologics, Estun Automation, Baidu, Wuhan Raycus Fiber Laser and HYBE.

As of March 3, 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $16,153	MSCI Emerging Markets Index: $14,837
Sep 14	$10,000	$10,000
Sep 15	$7,956	$8,072
Sep 16	$10,247	$9,426
Sep 17	$12,652	$11,544
Sep 18	$12,310	$11,450
Sep 19	$12,545	$11,219
Sep 20	$13,746	$12,401
Sep 21	$16,426	$14,659
Sep 22	$10,758	$10,538
Sep 23	$13,057	$11,770
Sep 24	$16,153	$14,837

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	23.70%	5.19%	4.91%
MSCI Emerging Markets Index	26.05	5.75	4.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000	$ 169,355,000
Holdings Count | Holding	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57
Advisory Fees Paid, Amount	$ 983,000
InvestmentCompanyPortfolioTurnover	11.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$169,355 Number of Portfolio Holdings57 Total Investment Advisory Fees (net of waivers and reimbursements)$983 Portfolio Turnover Rate11.71%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	9/30/2024
Emerging Asia	67.9%
Latin America	16.1%
Europe, Middle East and Africa	11.8%
Developed Markets	3.6%

C000141338
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Advisor Shares
Trading Symbol	APDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Value Fund returned 24.29%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Fund.

• Top contributors within the portfolio included Meta, Safran, Goldman Sachs, PNC Financial Services and US Bancorp.

• Bottom contributors within the portfolio included Schlumberger, Warner Bros Discovery, Humana, Dollar General and Comcast.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $650,522	Russell 3000® Index: $782,983	Russell 1000® Index: $806,905	Russell 1000® Value Index: $582,216
Apr 15	$250,000	$250,000	$250,000	$250,000
Sep 15	$215,697	$233,045	$234,100	$230,100
Sep 16	$269,043	$267,918	$269,056	$267,365
Sep 17	$315,772	$318,036	$318,934	$307,796
Sep 18	$345,546	$373,947	$375,592	$336,884
Sep 19	$340,063	$384,857	$390,139	$350,361
Sep 20	$341,910	$442,591	$452,612	$332,755
Sep 21	$483,902	$583,668	$592,757	$449,259
Sep 22	$404,791	$480,783	$490,713	$398,211
Sep 23	$523,387	$579,157	$594,713	$455,706
Sep 24	$650,522	$782,983	$806,905	$582,216

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	24.29%	13.85%	10.59%
Russell 3000® Index	35.19	15.26	12.77
Russell 1000® Index	35.68	15.64	13.13
Russell 1000® Value Index	27.76	10.69	9.31

Performance Inception Date																				Apr. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000
Holdings Count | Holding	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount	$ 2,252,000
InvestmentCompanyPortfolioTurnover	25.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$348,556 Number of Portfolio Holdings41 Total Investment Advisory Fees (net of waivers and reimbursements)$2,252 Portfolio Turnover Rate25.33%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	74.3%
Europe	18.8%
Emerging Markets	2.8%

C000103056
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Institutional Shares
Trading Symbol	APHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Value Fund returned 24.33%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Fund.

• Top contributors within the portfolio included Meta, Safran, Goldman Sachs, PNC Financial Services and US Bancorp.

• Bottom contributors within the portfolio included Schlumberger, Warner Bros Discovery, Humana, Dollar General and Comcast.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $2,676,402	Russell 3000® Index: $3,343,175	Russell 1000® Index: $3,425,682	Russell 1000® Value Index: $2,418,346
Sep 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 15	$883,110	$995,053	$993,863	$955,763
Sep 16	$1,101,979	$1,143,953	$1,142,265	$1,110,550
Sep 17	$1,294,334	$1,357,949	$1,354,021	$1,278,489
Sep 18	$1,418,068	$1,596,674	$1,594,562	$1,399,313
Sep 19	$1,395,868	$1,643,259	$1,656,318	$1,455,293
Sep 20	$1,404,844	$1,889,770	$1,921,546	$1,382,163
Sep 21	$1,989,358	$2,492,141	$2,516,526	$1,866,085
Sep 22	$1,664,238	$2,052,842	$2,083,300	$1,654,046
Sep 23	$2,152,678	$2,472,879	$2,524,828	$1,892,862
Sep 24	$2,676,402	$3,343,175	$3,425,682	$2,418,346

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Institutional Shares	24.33%	13.90%	10.35%
Russell 3000® Index	35.19	15.26	12.83
Russell 1000® Index	35.68	15.64	13.10
Russell 1000® Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000
Holdings Count | Holding	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount	$ 2,252,000
InvestmentCompanyPortfolioTurnover	25.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$348,556 Number of Portfolio Holdings41 Total Investment Advisory Fees (net of waivers and reimbursements)$2,252 Portfolio Turnover Rate25.33%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	74.3%
Europe	18.8%
Emerging Markets	2.8%

C000017872
Shareholder Report [Line Items]
Fund Name	Artisan Value Fund
Class Name	Investor Shares
Trading Symbol	ARTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Value Fund returned 24.10%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Fund.

• Top contributors within the portfolio included Meta, Safran, Goldman Sachs, PNC Financial Services and US Bancorp.

• Bottom contributors within the portfolio included Schlumberger, Warner Bros Discovery, Humana, Dollar General and Comcast.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $26,208	Russell 3000® Index: $33,432	Russell 1000® Index: $34,257	Russell 1000® Value Index: $24,183
Sep 14	$10,000	$10,000	$10,000	$10,000
Sep 15	$8,810	$9,951	$9,939	$9,558
Sep 16	$10,981	$11,440	$11,423	$11,105
Sep 17	$12,865	$13,579	$13,540	$12,785
Sep 18	$14,065	$15,967	$15,946	$13,993
Sep 19	$13,811	$16,433	$16,563	$14,553
Sep 20	$13,860	$18,898	$19,215	$13,822
Sep 21	$19,591	$24,921	$25,165	$18,661
Sep 22	$16,359	$20,528	$20,833	$16,540
Sep 23	$21,118	$24,729	$25,248	$18,929
Sep 24	$26,208	$33,432	$34,257	$24,183

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Years
Investor Shares	24.10%	13.67%	10.11%
Russell 3000® Index	35.19	15.26	12.83
Russell 1000® Index	35.68	15.64	13.10
Russell 1000® Value Index	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000	$ 348,556,000
Holdings Count | Holding	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount	$ 2,252,000
InvestmentCompanyPortfolioTurnover	25.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$348,556 Number of Portfolio Holdings41 Total Investment Advisory Fees (net of waivers and reimbursements)$2,252 Portfolio Turnover Rate25.33%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	74.3%
Europe	18.8%
Emerging Markets	2.8%

C000234511
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Advisor Shares
Trading Symbol	APDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Value Income Fund returned 26.27%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Income Fund.

• Top contributors within the portfolio included Lamar Advertising, WaFd, NetApp, Corebridge Financial and Philip Morris International.

• Bottom contributors within the portfolio included Cable One, Vail Resorts, Ryanair Holdings, Comcast and United Parcel Service.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Advisor Shares: $289,615	S&P 500® Index: $343,119	Dow Jones US Select Dividend Index: $305,141
Feb 22	$250,000	$250,000	$250,000
Mar 22	$250,574	$259,282	$260,251
Jun 22	$222,668	$217,535	$240,892
Sep 22	$207,229	$206,914	$222,331
Dec 22	$228,430	$222,559	$252,937
Mar 23	$231,674	$239,244	$248,330
Jun 23	$237,937	$260,159	$242,022
Sep 23	$229,359	$251,643	$233,102
Dec 23	$253,645	$281,064	$256,816
Mar 24	$265,999	$310,733	$272,481
Jun 24	$261,245	$324,044	$269,722
Sep 24	$289,615	$343,119	$305,141

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Advisor Shares - (Inception February 28, 2022)	26.27%	5.85%
S&P 500® Index	36.35	13.02
Dow Jones US Select Dividend Index	30.90	8.01

Performance Inception Date						Feb. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$16,386 Number of Portfolio Holdings79 Total Investment Advisory Fees (net of waivers and reimbursements)$- Portfolio Turnover Rate29.11%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	83.2%
Europe	12.8%
Emerging Markets	2.5%

C000234512
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Institutional Shares
Trading Symbol	APHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Value Income Fund returned 26.18%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Income Fund.

• Top contributors within the portfolio included Lamar Advertising, WaFd, NetApp, Corebridge Financial and Philip Morris International.

• Bottom contributors within the portfolio included Cable One, Vail Resorts, Ryanair Holdings, Comcast and United Parcel Service.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares: $1,159,301	S&P 500® Index: $1,372,475	Dow Jones US Select Dividend Index: $1,220,564
Feb 22	$1,000,000	$1,000,000	$1,000,000
Mar 22	$1,002,285	$1,037,130	$1,041,003
Jun 22	$890,974	$870,140	$963,567
Sep 22	$829,015	$827,655	$889,323
Dec 22	$913,901	$890,234	$1,011,749
Mar 23	$926,916	$956,976	$993,319
Jun 23	$952,002	$1,040,636	$968,090
Sep 23	$918,782	$1,006,571	$932,406
Dec 23	$1,015,017	$1,124,255	$1,027,265
Mar 24	$1,065,558	$1,242,930	$1,089,924
Jun 24	$1,046,669	$1,296,175	$1,078,886
Sep 24	$1,159,301	$1,372,475	$1,220,564

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares - (Inception February 28, 2022)	26.18%	5.88%
S&P 500® Index	36.35	13.02
Dow Jones US Select Dividend Index	30.90	8.01

Performance Inception Date						Feb. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$16,386 Number of Portfolio Holdings79 Total Investment Advisory Fees (net of waivers and reimbursements)$- Portfolio Turnover Rate29.11%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	83.2%
Europe	12.8%
Emerging Markets	2.5%

C000234513
Shareholder Report [Line Items]
Fund Name	Artisan Value Income Fund
Class Name	Investor Shares
Trading Symbol	APFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.
Additional Information Phone Number	800.344.1770
Additional Information Website	www.artisanpartners.com/prospectus
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Value Income Fund returned 26.05%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Income Fund.

• Top contributors within the portfolio included Lamar Advertising, WaFd, NetApp, Corebridge Financial and Philip Morris International.

• Bottom contributors within the portfolio included Cable One, Vail Resorts, Ryanair Holdings, Comcast and United Parcel Service.

Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares: $11,555	S&P 500® Index: $13,725	Dow Jones US Select Dividend Index: $12,206
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,020	$10,371	$10,410
Jun 22	$8,913	$8,701	$9,636
Sep 22	$8,284	$8,277	$8,893
Dec 22	$9,133	$8,902	$10,117
Mar 23	$9,262	$9,570	$9,933
Jun 23	$9,501	$10,406	$9,681
Sep 23	$9,167	$10,066	$9,324
Dec 23	$10,125	$11,243	$10,273
Mar 24	$10,618	$12,429	$10,899
Jun 24	$10,425	$12,962	$10,789
Sep 24	$11,555	$13,725	$12,206

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares - (Inception February 28, 2022)	26.05%	5.75%
S&P 500® Index	36.35	13.02
Dow Jones US Select Dividend Index	30.90	8.01

Performance Inception Date						Feb. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.
AssetsNet	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000	$ 16,386,000
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Dollar values in thousands Net Assets$16,386 Number of Portfolio Holdings79 Total Investment Advisory Fees (net of waivers and reimbursements)$- Portfolio Turnover Rate29.11%
Holdings [Text Block]

REGION ALLOCATION

(As a Percentage of Total Net Assets)
Region	Percentage of Total Net Assets
Americas	83.2%
Europe	12.8%
Emerging Markets	2.5%